UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number  811-08900

Buffalo Large Cap Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2005

Date of reporting period: March 31, 2005

Item 1. Report to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

BUFFALO ® FUNDS

Balanced Fund High Yield Fund Large Cap Fund Micro Cap Fund Mid Cap Fund Science & Technology Fund Small Cap Fund USA Global Fund

ANNUAL REPORT
March 31, 2005

MESSAGE
To Our Shareholders

As you will read in the attached portfolio letter, the Buffalo Funds had another year of overall Apositive results. As a result of our limiting purchases in Micro Cap, Small Cap and High Yield Funds through the supermarkets, net inflow growth was steady and controlled over the past twelve months. We believe this is a long-term positive for existing shareholders. As we have learned from the past, large spikes in fund inflows are highly correlated to short-term fund performance. The closure of several funds and the implementation of short-term redemption fees has sharply reduced this risk to our long-term shareholders. Largely through modest share price appreciation, fund assets grew to over $2.7 billion as of March 31, 2005.

The Buffalo Funds recently announced our support and National Sponsorship of the NAIA’s Champions of Character program. The program is designed to help student-athletes, coaches and parents “know the right thing, do the right thing, and value the right thing” inside and outside of the sports setting. The five core values the Champions of Character program emphasizes are Respect, Responsibility, Integrity, Servant Leadership and Sportsmanship. Launched in 2000, this program addresses issues of character values more comprehensively than any other national program for youth.

The NAIA is dedicated to changing the culture of sports with this program. This is no small undertaking, and Buffalo Funds is the National Sponsor. This is separate and in addition to the Buffalo Funds’ Title Sponsorship of the Division I Men’s Basketball National Championship held each year in Kansas City, Missouri. The program currently reaches hundreds of thousands of students and coaches on approximately 300 college and university campuses in the US and Canada. In addition to incorporating this in each of their schools, the NAIA conducts training and motivational presentations to corporate, community and youth organizations. If you would like more information on the program or our sponsorship, please visit our web-site’s home page.

The upcoming quarter is a big one for us, with three more ten-year anniversary milestones. The Buffalo High Yield, Large Cap and USA Global Funds will earn their ten-year performance tenures in May. And, hard as it is to believe, the Buffalo Micro Cap will be one year old in May. This year is proving to be a busy one for the Buffalo research team. We are traveling to visit our holdings and research new companies at a dizzying pace. As you will read, we are using this intelligence to make numerous changes to our portfolios.

Thank you for recommending our funds to your family, friends and business associates over the years. As fellow shareholders, we appreciate the confidence you have placed in us. Please feel free to call when you need support, some portfolio insight, or if you have suggestions or concerns. We always welcome hearing from you.

Sincerely, Kent W. Gasaway President Buffalo Funds

Past performance does not guarantee future results. Mutual fund investing involves risk; loss of principle is possible. Please see the following Annual Report for the Funds’ holdings information.

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PORTFOLIO MANAGEMENT REVIEW

The 12 months ending in March 31, 2005 was a mildly positive one in general for equity investors, with the S&P 500 Index gaining 6.69%. As we write this, the Fed has just raised interest rates for the eighth successive time, albeit in a slow, measured fashion. For much of the past year or so, the market has also been concerned with rising oil prices. Where oil prices go in the short term we don’t know, but we still believe that oil is a highly cyclical investment. We don’t follow benchmark driven industry weightings, thus oil has not been a prominent investment for most of our funds.

We believe the stock market will be poised for further gains once investors are convinced the Federal Reserve interest rate tightening cycle is near completion. As we have discussed in past letters, the stock market began its march to large gains in late 1994, well before the Fed had completed its tightening of monetary policy during 1994-95. We expect this cycle to play out in a similar fashion.

More than ever, we are focusing on the fundamental long-term prospects of our holdings and continue to believe that our emphasis on underlying secular growth trends and valuation discipline will continue to benefit shareholders. Please see the investment results table, which outlines the performance for each of the Funds.

Buffalo Small Cap Fund saw particularly positive performance in gaming and other consumer discretionary stocks, with names such as Orient-Express Hotels Ltd., Ameristar Casinos, Inc. and American Eagle Outfitters, Inc. doing particularly well. Several new holdings were added based upon our long-term trend and fundamental analysis including Corinthian Colleges, Inc. (post secondary education), Central Garden & Pet Co. (a manufacturer of pet and garden supply related products) and Sybron Dental Specialties, Inc. (a manufacturer of consumable and aesthetic dental products).

The Buffalo Mid Cap Fund was up modestly for the year. Like the Small Cap Fund, not owning energy stocks was a mild drag on performance. In addition, two of the worst performing sectors were technology and healthcare, and the Fund holds almost double the index weightings in both sectors. Consumer discretionary stocks continued to perform well, especially within retail. Five of the top six performers in the Fund were retail stocks, including Chico's FAS, Inc., Abercrombie & Fitch Co., Michaels Stores, Inc., Talbots, Inc. and CVS Corp. We initiated a number of new positions including names in business services, retail and health care such as Petsmart, Inc., Williams-Sonoma, Inc., Pharmaceutical Product Development, Inc. and Hewitt Associates, Inc.

Buffalo Large Cap Fund was up modestly for the year and, like most of our equity funds, had to make do without the benefit of energy related stocks. Helping performance were stocks such as FedEx Corp., Johnson & Johnson and Walgreen Co. The Fund's relatively heavy exposure to technology and certain healthcare stocks hindered overall performance. Some of these stocks included Analog Devices, Inc., AU Optronics Corp. and Pfizer Inc. Examples of stocks added to the portfolio, which met our investment criteria, include Royal Caribbean Cruises Ltd., Time Warner Inc. and Viacom Inc.

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MESSAGE
To Our Shareholders (continued)

The Buffalo USA Global Fund had a relatively challenging year, having strong weights within technology and healthcare. While this Fund owned some energy stocks throughout the year, they were reduced too early. Stocks that performed well included Getty Images, Inc., Tempur-Pedic International Inc. and The Gillette Co. We added a number of new stocks to the fund including Gentex Corp. (a maker of self-dimming auto mirrors), Tiffany & Co. (a higher-end jeweler) and Gtech Holdings Corp. (which manages lottery systems for various governments), all of which qualify for the Fund’s unique investment objective of investing only in U.S. companies that generate a substantial component of their revenues from overseas sources.

As one might imagine, given the industry related weakness witnessed in some of the other Funds, the Buffalo Science & Technology Fund had a relatively weak year in absolute terms, driven in large part by our semiconductor and biotech related exposure. However, it still managed to perform better than its related indices. Stocks such as Abbot Laboratories, American Medical Systems Holdings, Inc., Texas Instruments Inc. and Wind River Systems, Inc. performed well. We also added new stocks to the portfolio such as Barr Pharmaceuticals Inc., Baxter International Inc., Cabot Microelectronics Corp. and KLA-Tencor Corp.

We launched the Buffalo Micro Cap Fund on May 21, 2004. Though not yet a year old, the Fund has experienced steady cash inflows and has achieved a positive return for investors since its inception. The Fund was established to take advantage of our extensive experience with relatively small companies and focus on those with market capitalizations below $600 million. Consumer discretionary and consumer services were the strongest performers, with the retail sector posting the lowest returns.

We still maintain a higher than normal cash position in the Fund (due to steady inflows) allowing us to take advantage of buying opportunities in both existing holdings and new investments. Additionally, with the recent pullback in the market during the current period (second quarter 2005) we believe that we are well positioned to take advantage of further buying opportunities.

The Fund is currently available only to direct investors. Availability through the supermarkets in the future will be considered based on market conditions and cash flows.

The Buffalo Balanced Fund beat its comparative index this past year. The Fund invests in common stocks with rising dividends, as well as convertible and high yield bonds. We made a few bond purchases as opportunities presented themselves. We have been avoiding long term bonds to protect the portfolio from rising interest rates.

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Over the past few months corporate bond prices have corrected, and we plan to begin investing in longer bonds as they reach our yield objectives. This will help increase the yield on our portfolio. We think the stock market will present opportunities as well. Currently, the mix between bonds and stocks sits at approximately a 50/50% mix, with most stocks yielding above 2%. With our fixed income holdings, we are primarily focusing on higher yielding issuers and shorter-term convertibles which should help to buffer the Fund from future rises in interest rates.

The Buffalo High Yield Fund posted another positive year. Due to historically low interest rates and historically low corporate yield spreads, we have let cash build in the Fund as we anticipate a generally higher level of corporate bond rates. While the build-up in cash may have held back the Fund’s relative performance, our interest has been in the long-term and positioning the Fund for the future. We patiently wait for appropriate returns to compensate for the risks inherent in investing in high yield bonds.

Thank you for your continued confidence in the Buffalo Funds.

Sincerely, John C. Kornitzer President	Kent W. Gasaway Sr. Vice President

Robert Male Sr. Vice President	Grant P. Sarris Sr. Vice President

William J. Kornitzer III Sr. Vice President	Jonathan C. Angrist Sr. Vice President

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Buffalo Balanced Fund Hypothetical Growth of a $10,000 Investment

**	unmanaged indices

1	The performance figure shown for comparison purposes is a weighted average made up of 60% of the S&P 500 Index and 40% of the Merrill Lynch U.S. Domestic Master Index.

The S&P 500 Index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets.

The Merrill Lynch U.S. Domestic Master Index is a capitalization weighted aggregation of outstanding U.S. treasury, agency and supranational, mortgage pass-through and investment grade corporate bonds meeting specified criteria.

Buffalo High Yield Fund Hypothetical Growth of a $10,000 Investment

*	5/19/95 inception

**	unmanaged bond index

The Merrill Lynch High Yield Master Index is an unmanaged index comprised of over 1,200 high yield bonds representative of the high yield bond market as a whole.

Buffalo Large Cap Fund Hypothetical Growth of a $10,000 Investment

*	5/19/95 inception

**	unmanaged stock index

The S&P 500 Index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets.

Buffalo Micro Cap Fund Hypothetical Growth of a $10,000 Investment

*	5/21/04 inception

**	unmanaged stock index

The Russell 2000 Index consists of the smallest 2,000 securities in the Russell 3000 Index, representing approximately 10% of the Russell 3000 total market capitalization.

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Buffalo Mid Cap Fund Hypothetical Growth of a $10,000 Investment

*	12/17/01 inception

**	unmanaged stock index

The S&P Midcap 400 Index consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. It is a market-weighted index with each stock affecting the index in proportion to its market value.

Buffalo Science & Technology Fund Hypothetical Growth of a $10,000 Investment

*	4/16/01 inception

**	unmanaged stock index

The S&P 500 Index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets.

Buffalo Small Cap Fund Hypothetical Growth of a $10,000 Investment

*	4/14/98 inception

**	unmanaged stock index

The S&P Smallcap 600 Index consists of 600 domestic stocks chosen for market size, liquidity, bid-asked spread, ownership, share turnover and number of no-trade days and industry group representation.

Buffalo USA Global Fund Hypothetical Growth of a $10,000 Investment

*	5/19/95 inception

**	unmanaged stock index

The S&P 500 Index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets.

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INVESTMENT RESULTS

Total Returns as of March 31, 2005

		AVERAGE ANNUAL
	THREE MONTHS	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION

Buffalo Balanced Fund
(inception date 8/12/94)	-0.23%	9.75%	3.73%	7.65%	7.47%
S&P 500 Index	-2.15%	6.69%	-3.16%	10.79%	11.14%
S&P 500 Index & Merrill Lynch U.S. Domestic
Master Index Weighted Average*	-1.47%	4.49%	0.96%	9.34%	9.56%
Lipper Balanced Funds Index	-1.27%	5.10%	2.09%	8.66%	8.63%

Buffalo High Yield Fund
(inception date 5/19/95)	-3.33%	2.96%	8.37%	N/A	8.45%
Merrill Lynch High Yield Master Index	-1.44%	6.79%	7.40%	N/A	7.28%
Lipper High Yield Bond Funds Index	-1.41%	6.87%	4.01%	N/A	5.64%

Buffalo Large Cap Fund
(inception date 5/19/95)	-4.20%	1.52%	-1.95%	N/A	10.24%
S&P 500 Index	-2.15%	6.69%	-3.16%	N/A	10.49%
Lipper Large-Cap Core Funds Index	-2.26%	4.79%	-4.23%	N/A	8.94%
Lipper Capital Appreciation Funds Index	-2.14%	5.80%	-6.12%	N/A	8.21%

Buffalo Micro Cap Fund
(inception date 5/21/04)	-5.09%	N/A	N/A	N/A	6.20%	**
Russell 2000 Index	-5.34%	N/A	N/A	N/A	13.86%	**

Buffalo Mid Cap Fund
(inception date 12/17/01)	-2.94%	2.15%	N/A	N/A	7.54%
S&P Midcap 400 Index	-0.40%	10.43%	N/A	N/A	10.22%
Russell Midcap Index	-0.25%	14.05%	N/A	N/A	11.84%
Lipper Mid-Cap Core Funds Index	-1.21%	9.22%	N/A	N/A	8.76%

Buffalo Science & Technology Fund
(inception date 4/16/01)	-7.90%	-2.81%	N/A	N/A	1.80%
S&P 500 Index	-2.15%	6.69%	N/A	N/A	1.70%
Lipper Science & Technology Funds Index	-8.26%	-5.51%	N/A	N/A	-6.83%

Buffalo Small Cap Fund
(inception date 4/14/98)	-4.88%	5.75%	14.89%	N/A	17.90%
S&P Smallcap 600 Index	-2.07%	13.08%	9.88%	N/A	7.69%
Russell 2000 Index	-5.34%	5.41%	4.01%	N/A	4.81%
Lipper Small-Cap Core Funds Index	-3.13%	8.07%	6.26%	N/A	6.46%

Buffalo USA Global Fund
(inception date 5/19/95)	-4.18%	-1.30%	-2.78%	N/A	10.70%
S&P 500 Index	-2.15%	6.69%	-3.16%	N/A	10.49%
Lipper Capital Appreciation Funds Index	-2.14%	5.80%	-6.12%	N/A	8.21%
Lipper Global Funds Index	-0.88%	9.19%	-2.15%	N/A	7.81%

*	The performance figure shown for comparison purposes is a weighted average made up of 60% of the S&P 500 Index and 40% of the Merrill Lynch U.S. Domestic Master Index.

**	Cumulative since inception date of 5/21/04.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.buffalofunds.com.

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The Buffalo Balanced, Large Cap, Mid Cap, Science & Technology and USA Global Funds impose a 2.00% redemption fee on shares held for less than 60 days and the Buffalo High Yield, Micro Cap and Small Cap Funds will impose a 2.00% redemption fee on shares held less than 180 days.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on returns.

The Fund returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The benchmark returns shown, excluding the Lipper Indices, reflect the reinvestment of dividends and capital gains but do not reflect the deduction of any investment management fees, other expenses or taxes. The performance of the Lipper Indices is presented net of the Funds’ fees and expenses, however applicable sales charges are not taken into consideration. One cannot invest directly in an index.

The S&P 500 Index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets. The Merrill Lynch U.S. Domestic Master Index is a capitalization weighted aggregation of outstanding U.S. treasury, agency and supranational, mortgage pass-through and investment grade corporate bonds meeting specified criteria. The Lipper Balanced Funds Index is an unmanaged, net asset value weighted index of the 30 largest balanced mutual funds. The Merrill Lynch High Yield Master Index is an unmanaged index comprised of over 1,200 high yield bonds representative of high yield bond markets as a whole. The Lipper High Yield Bond Funds Index is a widely recognized index of the 30 largest mutual funds that invest primarily in high yield bonds. The Lipper Large-Cap Core Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Large-Cap classification. The Lipper Capital Appreciation Funds Index is an equally weighted performance index of the 30 largest qualifying funds in the investment objective. The Russell 2000 Index consists of the smallest 2,000 securities in the Russell 3000 Index, representing approximately 8% of the Russell 3000 total market capitalization. The S&P Midcap 400 Index consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. It is a market-weighted index with each stock affecting the index in proportion to its market value. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. The index has a total market range of approximately $1.6 billion to $12.4 billion. The Lipper Mid-Cap Core Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Mid-Cap classification. The Lipper Science & Technology Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Science and Technology classification. The S&P Smallcap 600 Index consists of 600 domestic stocks chosen for market size, liquidity, bid-asked spread, ownership, share turnover and number of no-trade days and industry group representation. The Lipper Small-Cap Core Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Small-Cap classification. The Lipper Global Funds Index is an equally weighted performance index of the 30 largest qualifying funds in the investment objective (to invest at least 25% of its portfolio in securities traded outside of the United States).

References to specific securities should not be construed as recommendations by the Funds or their Advisor. Please refer to the schedule of investments in the report for Fund holdings information.

Please refer to the prospectus for special risks associated with investing in the Buffalo Funds, including, but not limited to, risks involved with investments in science and technology, foreign, lower- or non-rated securities and smaller companies.

Must be preceded or accompanied by a current prospectus.

Quasar Distributors, LLC, distributor. 5/05

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EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/04 – 3/31/05).

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Buffalo Balanced, Large Cap, Mid Cap, Science & Technology and USA Global Funds within 60 days of purchase. The Buffalo High Yield, Small Cap and Micro Cap Funds will charge a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares within 180 days of purchase. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes management fees, registration fees and other expenses. However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under U.S. generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in our Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BUFFALO BALANCED FUND
	BEGINNING ACCOUNT VALUE OCTOBER 1, 2004	ENDING ACCOUNT VALUE MARCH 31, 2005	EXPENSES PAID DURING PERIOD OCTOBER 1, 2004 - MARCH 31, 2005*

Actual	$1,000.00	$1,049.60	$5.26
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.19

*	Expenses are equal to the Fund’s annualized expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

	BUFFALO HIGH YIELD
	BEGINNING ACCOUNT VALUE OCTOBER 1, 2004	ENDING ACCOUNT VALUE MARCH 31, 2005	EXPENSES PAID DURING PERIOD OCTOBER 1, 2004 - MARCH 31, 2005*

Actual	$1,000.00	$1,008.40	$5.06
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.09

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

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	BUFFALO LARGE CAP
	BEGINNING ACCOUNT VALUE OCTOBER 1, 2004	ENDING ACCOUNT VALUE MARCH 31, 2005	EXPENSES PAID DURING PERIOD OCTOBER 1, 2004 - MARCH 31, 2005*

Actual	$1,000.00	$1,068.40	$5.41
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

	BUFFALO MICRO CAP
	BEGINNING ACCOUNT VALUE OCTOBER 1, 2004	ENDING ACCOUNT VALUE MARCH 31, 2005	EXPENSES PAID DURING PERIOD OCTOBER 1, 2004 - MARCH 31, 2005*

Actual	$1,000.00	$1,101.70	$8.17
Hypothetical (5% return before expenses)	$1,000.00	$1,017.15	$7.85

*	Expenses are equal to the Fund’s annualized expense ratio of 1.56%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the period since commencement of operations.

	BUFFALO MID CAP FUND
	BEGINNING ACCOUNT VALUE OCTOBER 1, 2004	ENDING ACCOUNT VALUE MARCH 31, 2005	EXPENSES PAID DURING PERIOD OCTOBER 1, 2004 - MARCH 31, 2005*

Actual	$1,000.00	$1,107.00	$5.41
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.19

*	Expenses are equal to the Fund’s annualized expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

	BUFFALO SCIENCE & TECHNOLOGY FUND
	BEGINNING ACCOUNT VALUE OCTOBER 1, 2004	ENDING ACCOUNT VALUE MARCH 31, 2005	EXPENSES PAID DURING PERIOD OCTOBER 1, 2004 - MARCH 31, 2005*

Actual	$1,000.00	$1,024.80	$5.25
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.24

*	Expenses are equal to the Fund’s annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

	BUFFALO SMALL CAP
	BEGINNING ACCOUNT VALUE OCTOBER 1, 2004	ENDING ACCOUNT VALUE MARCH 31, 2005	EXPENSES PAID DURING PERIOD OCTOBER 1, 2004 - MARCH 31, 2005*

Actual	$1,000.00	$1,093.80	$5.22
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

	BUFFALO USA GLOBAL
	BEGINNING ACCOUNT VALUE OCTOBER 1, 2004	ENDING ACCOUNT VALUE MARCH 31, 2005	EXPENSES PAID DURING PERIOD OCTOBER 1, 2004 - MARCH 31, 2005*

Actual	$1,000.00	$1,024.60	$5.20
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.19

*	Expenses are equal to the Fund’s annualized expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

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ALLOCATION OF
PORTFOLIO HOLDINGS

Percentages represent market value as a percentage of total investments as of March 31, 2005.

BUFFALO BALANCED FUND	BUFFALO LARGE CAP FUND

BUFFALO HIGH YIELD FUND	BUFFALO MICRO CAP FUND

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BUFFALO MID CAP FUND	BUFFALO SMALL CAP FUND

BUFFALO SCIENCE & TECHNOLOGY FUND	BUFFALO USA GLOBAL FUND

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BUFFALO
BALANCED FUND

SCHEDULE OF INVESTMENTS
March 31, 2005

SHARES		MARKET VALUE

COMMON STOCKS – 50.31%
CONSUMER DISCRETIONARY – 1.37%
	Automobiles – 0.41%
20,000	General Motors Corp.	$587,800

	Hotels Restaurants & Leisure – 0.96%
30,000	Argosy Gaming Co.(a)	1,377,600

	Total Consumer Discretionary	1,965,400

CONSUMER STAPLES – 8.32%
	Beverages – 1.18%
15,000	The Coca-Cola Co.	625,050
20,000	PepsiCo, Inc.	1,060,600

		1,685,650

	Food & Staples Retailing – 0.46%
15,000	Costco Wholesale Corp.	662,700

	Food Products – 5.58%
25,000	Campbell Soup Co.	725,500
61,500	ConAgra Foods, Inc.	1,661,730
35,000	General Mills, Inc.	1,720,250
30,000	H.J. Heinz Co.	1,105,200
30,000	Kellogg Co.	1,298,100
22,000	Sara Lee Corp.	487,520
15,000	Wm. Wrigley Jr. Co.	983,550

		7,981,850

	Household Products – 1.10%
30,000	Colgate-Palmolive Co.	1,565,100

	Total Consumer Staples	11,895,300

ENERGY – 18.21%
	Oil & Gas – 18.21%
10,000	Amerada Hess Corp.	962,100
20,000	Anadarko Petroleum Corp.	1,522,000
25,000	Apache Corp.	1,530,750
40,000	BP PLC, ADR	2,496,000
55,000	ChevronTexaco Corp.	3,207,050
45,000	ConocoPhillips	4,852,800
11,742	Eagle Geophysical, Inc.(a)(d)	140,611
45,000	Exxon Mobil Corp.	2,682,000
20,000	Frontier Oil Corp.	725,200
45,000	Kerr-McGee Corp.	3,524,850
10,000	Kinder Morgan, Inc.	757,000
35,000	Marathon Oil Corp.	1,642,200
50,000	Suncor Energy, Inc.	2,010,500

	Total Energy	26,053,061

FINANCIALS – 9.50%
	Capital Markets – 0.30%
10,000	Northern Trust Corp.	434,400

14

SHARES		MARKET VALUE

FINANCIALS (Continued)
	Commercial Banks – 3.55%
45,000	Bank of America Corp.	$1,984,500
25,000	KeyCorp	811,250
10,000	Marshall & Ilsley Corp.	417,500
10,000	PNC Financial Services Group	514,800
20,000	Regions Financial Corp.	648,000
20,000	Wilmington Trust Corp.	702,000

		5,078,050

	Diversified Financial Services – 1.96%
47,000	Citigroup Inc.	2,112,180
20,000	JPMorgan Chase & Co.	692,000

		2,804,180

	Insurance – 2.58%
25,000	The Allstate Corp.	1,351,500
10,000	The Chubb Corp.	792,700
25,000	Cincinnati Financial Corp.	1,090,250
10,000	Lincoln National Corp.	451,400

		3,685,850

	Thrifts & Mortgage Finance – 1.11%
40,000	Washington Mutual, Inc.	1,580,000

	Total Financials	13,582,480

HEALTH CARE – 3.85%
	Health Care Equipment & Supplies – 0.59%
25,000	Baxter International Inc.	849,500

	Pharmaceuticals – 3.26%
25,000	Abbott Laboratories	1,165,500
10,000	Forest Laboratories, Inc.(a)	369,500
25,000	GlaxoSmithKline PLC, ADR	1,148,000
20,000	Johnson & Johnson	1,343,200
15,000	Wyeth	632,700

		4,658,900

	Total Health Care	5,508,400

INDUSTRIALS – 6.15%
	Aerospace & Defense – 2.60%
30,000	Lockheed Martin Corp.	1,831,800
35,000	Northrop Grumman Corp.	1,889,300

		3,721,100

	Air Freight & Logistics – 0.33%
5,000	FedEx Corp.	469,750

	Airlines – 0.45%
45,000	Southwest Airlines Co.	640,800

	Commercial Services & Supplies – 1.26%
40,000	Pitney Bowes Inc.	1,804,800

	Industrial Conglomerates – 1.51%
60,000	General Electric Co.	2,163,600

	Total Industrials	8,800,050

15

BUFFALO
BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)
March 31, 2005

SHARES OR FACE AMOUNT		MARKET VALUE

INFORMATION TECHNOLOGY – 2.91%
	Computers & Peripherals – 0.96%
15,000	International Business Machines Corp.	$1,370,700

	Semiconductor & Semiconductor Equipment – 1.10%
50,000	Intel Corp.	1,161,500
15,000	SanDisk Corp.(a)	417,000

		1,578,500

	Software – 0.85%
50,000	Microsoft Corp.	1,208,500

	Total Information Technology	4,157,700

TOTAL COMMON STOCKS		71,962,391

(COST $59,688,354)

CONVERTIBLE PREFERRED STOCKS – 1.63%
MATERIALS – 1.63%
	Chemicals – 0.88%
53,500	ICO, Inc.(a)	1,258,855

	Trusts, Except Educational, Religious, And Charitable – 0.75%
22,400	TXI Capital Trust I	1,067,360

	Total Materials	2,326,215

TOTAL CONVERTIBLE PREFERRED STOCKS		2,326,215

(COST $1,941,260)

CORPORATE BONDS – 21.33%
CONSUMER DISCRETIONARY – 10.05%
	Automobiles – 4.67%
	Ford Motor Co.
$4,000,000	7.450% due 07/16/2031	3,628,120
	General Motors Acceptance Corp.
3,500,000	8.000% due 11/01/2031	3,055,591

		6,683,711

	Diversified Telecommunication Services – 3.38%
	Charter Communications Holdings Capital Corp.
1,000,000	11.125% due 01/15/2011	812,500
4,000,000	8.750% due 11/15/2013	4,020,000

		4,832,500

	Hotels, Restaurants & Leisure – 0.81%
	Circus Circus
55,000	7.625% due 07/15/2013	58,025
	John Q. Hamons Hotels
25,000	8.875% due 05/15/2012	26,938
	Mikohn Gaming Corp.
1,000,000	11.875% due 08/15/2008	1,075,000

		1,159,963

16

FACE AMOUNT		MARKET VALUE

CONSUMER DISCRETIONARY (Continued)
	Household Durables – 1.11%
	Interface, Inc.
$1,500,000	9.500% due 02/01/2014	$1,586,250

	Media – 0.08%
	Fisher Communications, Inc.
100,000	8.625% due 09/15/2014	107,500

	Total Consumer Discretionary	14,369,924

CONSUMER STAPLES – 0.57%
	Food Products – 0.57%
	Pilgrim’s Pride Corp.
500,000	9.625% due 09/15/2011	545,000
250,000	9.250% due 11/15/2013	276,250

	Total Consumer Staples	821,250

ENERGY – 6.61%
	Oil & Gas – 6.61%
	Giant Industries, Inc.
4,000,000	8.000% due 05/15/2014	4,020,000
	Swift Energy Co.
10,000	9.375% due 05/01/2012	10,900
	Tesoro Petroleum Corp.
1,250,000	9.625% due 04/01/2012	1,378,125
	United Refining Co.
4,000,000	10.500% due 08/15/2012	4,040,000

	Total Energy	9,449,025

HEALTH CARE – 3.50%
	Health Care Equipment & Supplies – 0.11%
	Inverness Medical Innovations, Inc.
150,000	8.750% due 02/15/2012	153,000

	Pharmaceuticals – 3.39%
	aaiPharma, Inc.
3,500,000	11.000% due 04/01/2010	1,732,500
	Alpharma, Inc.
100,000	8.625% due 05/01/2011(b) (Acquired 09/09/2003; Cost $98,959)	95,500
	Warner Chilcott Corp.
3,000,000	8.750% due 02/01/2015(b) (Acquired 01/13/2005; Cost $3,000,000)	3,030,000

		4,858,000

	Total Health Care	5,011,000

INDUSTRIALS – 0.00%
	Commercial Services & Supplies – 0.00%
	Philip Services, Inc.
25,644	6.000% due 04/15/2010(a)(c)(d)(e)	2

	Total Industrials	2

17

BUFFALO
BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)
March 31, 2005

FACE AMOUNT		MARKET VALUE

MATERIALS – 0.60%
	Construction Materials – 0.60%
	Texas Industries, Inc.
$750,000	10.250% due 06/15/2011	$853,125

	Total Materials	853,125

TOTAL CORPORATE BONDS		30,504,326

(COST $31,809,510)

CONVERTIBLE BONDS – 9.43%
CONSUMER DISCRETIONARY – 4.96%
	Media – 4.96%
	Lions Gate Entertainment Corp.
1,000,000	4.875% due 12/15/2010(b) (Acquired 11/28/2003; Cost $1,000,000)	2,085,000
2,500,000	2.938% due 10/15/2024(b) (Acquired 09/29/2004; Cost $2,487,711)	2,881,250
2,000,000	3.625% due 03/15/2025(b) (Acquired 02/15/2005; Cost $2,000,000)	2,130,000

	Total Consumer Discretionary	7,096,250

HEALTH CARE – 0.60%
	Pharmaceuticals – 0.60%
	Amylin Pharmaceuticals, Inc.
750,000	2.500% due 04/15/2011	666,562
	Axcan Pharma Inc.
150,000	4.250% due 04/15/2008(b) (Acquired 02/28/2003; Cost $150,000)	197,063

	Total Health Care	863,625

INDUSTRIALS – 1.94%
	Aerospace & Defense – 0.72%
	EDO Corp.
1,000,000	5.250% due 04/15/2007	1,030,000

	Airlines – 1.22%
	JetBlue Airways Corp.
1,750,000	3.750% due 03/15/2035	1,741,250

	Commercial Services & Supplies – 0.00%
	Philip Services, Inc.
775,805	3.000% due 04/15/2020(a)(c)(d)	78

	Total Industrials	2,771,328

INFORMATION TECHNOLOGY – 1.93%
	IT Services – 1.93%
	The BISYS Group, Inc.
2,775,000	4.000% due 03/15/2006	2,757,656

	Total Information Technology	2,757,656

TOTAL CONVERTIBLE BONDS		13,488,859

(COST $12,794,312)

18

SHARES OR FACE AMOUNT		MARKET VALUE

SHORT TERM INVESTMENTS – 16.67%
INVESTMENT COMPANY – 0.96%
1,380,229	SEI Daily Income Trust Treasury II Fund – Class B	$1,380,229

	Total Investment Companies	1,380,229

U.S. TREASURY OBLIGATIONS – 15.71%
	Public Finance, Taxation, And Monetary Policy – 15.71%
$7,500,000	2.052% due 04/07/2005	7,497,251
5,000,000	2.050% due 04/14/2005	4,995,663
10,000,000	2.040% due 04/28/2005	9,980,125

	Total U.S. Treasury Obligations	22,473,039

TOTAL SHORT TERM INVESTMENTS		23,853,268

(COST $23,853,268)

TOTAL INVESTMENTS – 99.37%		142,135,059
(COST $130,086,704)

Other Assets in Excess of Liabilities – 0.63%		906,396

TOTAL NET ASSETS – 100.00%		$143,041,455

ADR – American Depository Receipt

(a)	Non-income producing security

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities amounted to $10,418,813 (7.28% of net assets) at March 31, 2005.

(c)	Security is in default at March 31, 2005.

(d)	Fair valued security. The total value of these securities amounted to $140,691 (0.10% of net assets) at March 31, 2005.

(e)	Payment-in-kind security.

See accompanying Notes to Financial Statements.

19

BUFFALO
HIGH YIELD FUND

SCHEDULE OF INVESTMENTS
March 31, 2005

SHARES		MARKET VALUE

COMMON STOCKS – 10.19%
CONSUMER DISCRETIONARY – 0.00%
	Auto Components – 0.00%
758	Exide Technologies(a)	$9,778

	Total Consumer Discretionary	9,778

CONSUMER STAPLES – 1.81%
	Beverages – 0.83%
61,000	The Coca-Cola Co.	2,541,870

	Food Products – 0.98%
110,360	ConAgra Foods, Inc.	2,981,927

	Total Consumer Staples	5,523,797

ENERGY – 0.07%
	Oil & Gas – 0.07%
17,025	Eagle Geophysical, Inc.(a)(d)	203,874

	Total Energy	203,874

FINANCIALS – 3.08%
	Capital Markets – 0.60%
80,815	WP Stewart & Co. Ltd.	1,831,268

	Commercial Banks – 1.43%
60,400	Bank of America Corp.	2,663,640
52,400	KeyCorp	1,700,380

		4,364,020

	Diversified Financial Services – 0.52%
35,000	Citigroup Inc.	1,572,900

	Thrifts & Mortgage Finance – 0.53%
41,300	Washington Mutual, Inc.	1,631,350

	Total Financials	9,399,538

HEALTH CARE – 1.06%
	Health Care Equipment & Supplies – 0.52%
49,460	Mentor Corp.	1,587,666

	Pharmaceuticals – 0.54%
49,625	Bayer AG, ADR	1,642,091

	Total Health Care	3,229,757

INDUSTRIALS – 0.54%
	Commercial Services & Supplies – 0.54%
122,450	The ServiceMaster Co.	1,653,075

	Total Industrials	1,653,075

INFORMATION TECHNOLOGY – 1.37%
	Communications Equipment – 0.79%
157,000	Nokia OYJ, ADR	2,422,510

	Electronic Equipment & Instruments – 0.58%
120,000	AU Optronics Corp., ADR	1,759,200

	Total Information Technology	4,181,710

20

SHARES		MARKET VALUE

TELECOMMUNICATION SERVICES – 2.26%
	Diversified Telecommunication Services – 2.26%
101,210	SBC Communications Inc.	$2,397,665
102,750	Sprint Corp.	2,337,563
60,200	Verizon Communications Inc.	2,137,100

	Total Telecommunication Services	6,872,328

TOTAL COMMON STOCKS		31,073,857

(COST $29,778,517)

CONVERTIBLE PREFERRED STOCKS – 2.73%
FINANCIALS – 1.62%
	Trusts, Except Educational, Religious, And Charitable – 1.62%
101,200	Boston Private Capital Trust I(b) (Acquired 10/6/04; Cost $5,060,000)	4,920,850

	Total Financials	4,920,850

MATERIALS – 1.11%
	Chemicals – 0.59%
76,200	ICO, Inc.(a)	1,792,986

	Trusts, Except Educational, Religious, And Charitable – 0.52%
33,500	TXI Capital Trust I	1,596,275

	Total Materials	3,389,261

TOTAL CONVERTIBLE PREFERRED STOCKS		8,310,111

(COST $7,466,202)

PREFERRED STOCKS – 0.01%
CONSUMER DISCRETIONARY – 0.01%
	Media – 0.01%
7,250	Adelphia Communications Corp.(a)	23,562

	Total Consumer Discretionary	23,562

TOTAL PREFERRED STOCKS		23,562

(COST $719,125)

WARRANTS – 0.00%
CONSUMER DISCRETIONARY – 0.00%
	Auto Components – 0.00%
1,895	Exide Technologies(a)	3,411

	Total Consumer Discretionary	3,411

TOTAL WARRANTS		3,411

(COST $8,433)

21

BUFFALO
HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)
March 31, 2005

FACE AMOUNT		MARKET VALUE

CORPORATE BONDS – 38.77%
CONSUMER DISCRETIONARY – 18.56%
	Automobiles – 2.35%
	Ford Motor Co.
$3,880,000	7.450% due 07/16/2031	$3,519,276
	General Motors Acceptance Corp.
4,195,000	8.000% due 11/01/2031	3,662,344

		7,181,620

	Diversified Telecommunication Services – 0.65%
	Charter Communications Holdings Capital Corp.
1,185,000	8.625% due 04/01/2009	921,337
255,000	11.125% due 01/15/2011	207,188
845,000	8.000% due 04/30/2012(b) (Acquired 4/20/04; Cost $845,000)	845,000

		1,973,525

	Hotels, Restaurants & Leisure – 9.41%
	Ameristar Casinos, Inc.
1,780,000	10.750% due 02/15/2009	1,953,550
	Argosy Gaming Co.
100,000	9.000% due 09/01/2011	109,875
875,000	7.000% due 01/15/2014	950,469
	Aztar Corp.
1,700,000	7.875% due 06/15/2014	1,814,750
	Circus Circus
3,100,000	7.625% due 07/15/2013	3,270,500
	Host Marriott LP
2,185,000	9.250% due 10/01/2007	2,348,875
	Isle of Capri Casinos
4,025,000	7.000% due 03/01/2014	4,004,875
	John Q. Hamons Hotels
395,000	8.875% due 05/15/2012	425,612
	Mandalay Resort Group
460,000	10.250% due 08/01/2007	502,550
	MGM Mirage
180,000	8.375% due 02/01/2011	195,300
	Mikohn Gaming Corp.
4,587,000	11.875% due 08/15/2008	4,931,025
	Park Place Entertainment Corp.
300,000	8.875% due 09/15/2008	329,625
595,000	8.125% due 05/15/2011	661,938
	Penn National Gaming, Inc.
2,785,000	8.875% due 03/15/2010	2,966,025
	Royal Caribbean Cruises Ltd.
3,930,000	7.500% due 10/15/2027	4,205,100

		28,670,069

	Household Durables – 3.20%
	Interface, Inc.
2,250,000	10.375% due 02/01/2010	2,531,250
3,570,000	9.500% due 02/01/2014	3,775,275
	WCI Communities, Inc.
3,160,000	10.625% due 02/15/2011	3,440,450

		9,746,975

22

FACE AMOUNT		MARKET VALUE

CONSUMER DISCRETIONARY (Continued)
	Media – 0.06%
	Fisher Communications, Inc.
$175,000	8.625% due 09/15/2014	$188,125

	Specialty Retail – 1.27%
	Central Garden & Pet Co.
2,250,000	9.125% due 02/01/2013	2,430,000
	Rent-A-Center, Inc.
440,000	7.500% due 05/01/2010	440,000
	Rent-Way, Inc.
850,000	11.875% due 06/15/2010	945,625
	Wal-Mart Stores
48,000	8.750% due 12/29/2006	48,044

		3,863,669

	Textiles, Apparel & Luxury Goods – 1.05%
	Phillips Van-Heusen
3,120,000	7.750% due 11/15/2023	3,213,600

	Wireless Telecommunication Services – 0.57%
	Rogers Wireless, Inc.
1,665,000	7.500% due 03/15/2015	1,727,438

	Total Consumer Discretionary	56,565,021

CONSUMER STAPLES – 1.89%
	Food Products – 1.15%
	Pilgrim’s Pride Corp.
2,085,000	9.625% due 09/15/2011	2,272,650
1,110,000	9.250% due 11/15/2013	1,226,550

		3,499,200

	Household Products – 0.06%
	Rayovac Corp.
185,000	8.500% due 10/01/2013	191,475

	Personal Products – 0.68%
	Elizabeth Arden, Inc.
2,000,000	7.750% due 01/15/2014	2,070,000

	Total Consumer Staples	5,760,675

ENERGY – 6.25%
	Oil & Gas – 6.25%
	Giant Industries, Inc.
4,615,000	8.000% due 05/15/2014	4,638,075
	Swift Energy Co.
300,000	9.375% due 05/01/2012	327,000
	Tesoro Petroleum Corp.
3,900,000	9.625% due 04/01/2012	4,299,750
	The Premcor Refining Group Inc.
2,200,000	9.250% due 02/01/2010	2,431,000
450,000	9.500% due 02/01/2013	505,125
2,530,000	7.500% due 06/15/2015	2,612,225
	United Refining Co.
4,200,000	10.500% due 08/15/2012	4,242,000

	Total Energy	19,055,175

23

BUFFALO
HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)
March 31, 2005

FACE AMOUNT		MARKET VALUE

HEALTH CARE – 5.02%
	Health Care Equipment & Supplies – 1.53%
	Bausch & Lomb, Inc.
$3,265,000	7.125% due 08/01/2028	$3,517,652
	Fisher Scientific International Inc.
430,000	8.000% due 09/01/2013	469,775
	Inverness Medical Innovations, Inc.
665,000	8.750% due 02/15/2012	678,300

		4,665,727

	Pharmaceuticals – 3.49%
	aaiPharma, Inc.
6,020,000	11.000% due 04/01/2010	2,979,900
	Alpharma, Inc.
1,730,000	8.625% due 05/01/2011(b) (Acquired Multiple Dates; Cost $1,731,569)	1,652,150
	Warner Chilcott Corp.
5,940,000	8.750% due 02/01/2015(b) (Acquired 1/13/05; Cost $5,940,000)	5,999,400

		10,631,450

	Total Health Care	15,297,177

INDUSTRIALS – 5.32%
	Aerospace & Defense – 1.09%
	Titan Corp.
3,185,000	8.000% due 05/15/2011	3,328,325

	Commercial Services & Supplies – 4.23%
	Allied Waste North America
1,300,000	9.250% due 09/01/2012	1,397,500
3,600,000	7.875% due 04/15/2013	3,609,000
	Cenveo Inc.
2,065,000	9.625% due 03/15/2012	2,209,550
	Iron Mountain, Inc.
4,255,000	7.750% due 01/15/2015	4,223,088
	Mobile Mini, Inc.
1,265,000	9.500% due 07/01/2013	1,429,450
	Philip Services, Inc.
25,106	6.000% due 04/15/2010(a)(c)(d)(e)	2

		12,868,590

	Total Industrials	16,196,915

MATERIALS – 1.73%
	Construction Materials – 1.73%
	Texas Industries, Inc.
2,330,000	10.250% due 06/15/2011	2,650,375
	U.S. Concrete, Inc.
2,615,000	8.375% due 04/01/2014	2,615,000

	Total Materials	5,265,375

TOTAL CORPORATE BONDS		118,140,338

(COST $114,919,792)

24

FACE AMOUNT		MARKET VALUE

CONVERTIBLE BONDS – 19.22%
CONSUMER DISCRETIONARY – 7.54%
	Hotels, Restaurants & Leisure – 1.59%
	WMS Industries Inc.
$3,140,000	2.750% due 07/15/2010(b) (Acquired Multiple Dates; Cost $3,202,068)	$4,863,075

	Internet & Catalog Retail – 1.03%
	Overstock.com, Inc.
3,400,000	3.750% due 12/01/2011	3,132,250

	Media – 4.19%
	Lions Gate Entertainment Corp.
1,000,000	4.875% due 12/15/2010(b) (Acquired 11/28/03; Cost $1,000,000)	2,085,000
6,500,000	2.938% due 10/15/2024(b) (Acquired 9/29/04; Cost $6,468,047)	7,491,250
1,500,000	3.625% due 03/15/2025(b) (Acquired 2/18/05; Cost $1,500,000)	1,597,500
	XM Satellite Radio, Inc.
1,700,000	1.750% due 12/01/2009(b) (Acquired 2/25/05; Cost $1,557,072)	1,589,500

		12,763,250

	Specialty Retail – 0.73%
	Best Buy
2,175,000	2.250% due 01/15/2022	2,232,094

	Total Consumer Discretionary	22,990,669

ENERGY – 0.05%
	Oil & Gas – 0.05%
	Moran Energy, Inc.
161,000	8.750% due 01/15/2008	158,585

	Total Energy	158,585

HEALTH CARE – 4.21%
	Health Care Providers & Services – 0.47%
	Community Health Systems Inc.
1,290,000	4.250% due 10/15/2008	1,423,837

	Pharmaceuticals – 3.74%
	Amylin Pharmaceuticals, Inc.
5,040,000	2.500% due 04/15/2011	4,479,300
	Axcan Pharma Inc.
1,745,000	4.250% due 04/15/2008(b) (Acquired Multiple Dates; Cost $1,776,705)	2,292,494
	First Horizon Pharmaceutical Corp.
4,760,000	1.750% due 03/08/2024(b) (Acquired Multiple Dates; Cost $4,719,349)	4,646,950

		11,418,744

	Total Health Care	12,842,581

INDUSTRIALS – 3.38%
	Airlines – 2.10%
	JetBlue Airways Corp.
1,650,000	3.500% due 07/15/2033	1,423,125
4,980,000	3.750% due 03/15/2035	4,955,100

		6,378,225

25

BUFFALO
HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)
March 31, 2005

FACE AMOUNT		MARKET VALUE

INDUSTRIALS (Continued)
	Commercial Services & Supplies – 1.28%
	NCO Group, Inc.
$3,985,000	4.750% due 04/15/2006	$3,905,300
	Philip Services, Inc.
759,568	3.000% due 04/15/2020(a)(c)(d)	76

		3,905,376

	Total Industrials	10,283,601

INFORMATION TECHNOLOGY – 4.04%
	IT Services – 1.30%
	The BISYS Group, Inc.
3,985,000	4.000% due 03/15/2006	3,960,094

	Semiconductor & Semiconductor Equipment – 1.61%
	Fairchild Semiconductor International
4,830,000	5.000% due 11/01/2008	4,902,450

	Software – 1.13%
	Wind River Systems, Inc.
1,780,000	3.750% due 12/15/2006	1,744,400
1,725,000	3.750% due 12/15/2006(b) (Acquired Multiple Dates; Cost $1,667,531)	1,690,500

		3,434,900

	Total Information Technology	12,297,444

TOTAL CONVERTIBLE BONDS		58,572,880

(COST $54,944,398)

26

SHARES OR FACE AMOUNT		MARKET VALUE

SHORT TERM INVESTMENTS – 27.41%
INVESTMENT COMPANY – 0.39%
1,183,915	SEI Daily Income Trust Treasury II Fund – Class B	$1,183,915

	Total Investment Companies	1,183,915

U.S.TREASURY OBLIGATIONS – 27.02%
	Public Finance, Taxation, And Monetary Policy – 27.02%
$41,200,000	2.052% due 04/07/2005	41,185,616
41,200,000	2.050% due 04/14/2005	41,164,263

	Total U.S.Treasury Obligations	82,349,879

TOTAL SHORT TERM INVESTMENTS		83,533,794

(COST $83,533,794)

TOTAL INVESTMENTS – 98.33%		299,657,953
(COST $291,370,261)

Other Assets in Excess of Liabilities – 1.67%		5,087,720

TOTAL NET ASSETS – 100.00%		$304,745,673

ADR – American Depository Receipt

(a)	Non-income producing security

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities amounted to $39,673,669 (13.02% of net assets) at March 31, 2005.

(c)	Security is in default at March 31, 2005.

(d)	Fair valued security. The total value of these securities amounted to $203,952 (0.07% of net assets) at March 31, 2005.

(e)	Payment-in-kind security.

See accompanying Notes to Financial Statements.

27

BUFFALO
LARGE CAP FUND

SCHEDULE OF INVESTMENTS
March 31, 2005

SHARES		MARKET VALUE

COMMON STOCKS – 99.08%
CONSUMER DISCRETIONARY – 19.16%
	Automobiles – 2.51%
24,500	Harley-Davidson, Inc.	$1,415,120

	Hotels, Restaurants & Leisure – 10.20%
15,900	Carnival Corp.	823,779
27,500	International Game Technology	733,150
32,000	Marriott International, Inc. – Class A	2,139,520
30,600	McDonald’s Corp.	952,884
24,500	Royal Caribbean Cruises Ltd.	1,094,905

		5,744,238

	Internet & Catalog Retail – 1.89%
47,800	IAC/InterActiveCorp.(a)	1,064,506

	Media – 4.56%
63,900	Time Warner Inc.(a)	1,121,445
23,900	Viacom Inc. – Class B	832,437
21,300	The Walt Disney Co.	611,949

		2,565,831

	Total Consumer Discretionary	10,789,695

CONSUMER STAPLES – 9.57%
	Beverages – 2.27%
24,100	PepsiCo, Inc.	1,278,023

	Food & Staples Retailing – 4.73%
28,700	Sysco Corp.	1,027,460
36,800	Walgreen Co.	1,634,656

		2,662,116

	Household Products – 2.57%
27,700	Colgate-Palmolive Co.	1,445,109

	Total Consumer Staples	5,385,248

FINANCIALS – 19.52%
	Capital Markets – 12.01%
35,000	The Bank of New York Co., Inc.	1,016,750
13,000	The Goldman Sachs Group, Inc.	1,429,870
26,100	Mellon Financial Corp.	744,894
30,200	Morgan Stanley	1,728,950
42,400	Northern Trust Corp.	1,841,856

		6,762,320

	Commercial Banks – 2.10%
22,900	PNC Financial Services Group	1,178,892

	Consumer Finance – 3.84%
42,100	American Express Co.	2,162,677

	Diversified Financial Services – 1.57%
23,000	Principal Financial Group, Inc.	885,270

	Total Financials	10,989,159

28

SHARES		MARKET VALUE

HEALTH CARE – 19.46%
	Health Care Equipment & Supplies – 4.24%
39,800	Baxter International Inc.	$1,352,404
35,300	Boston Scientific Corp.(a)	1,033,937

		2,386,341

	Pharmaceuticals – 15.22%
39,600	Abbott Laboratories	1,846,152
44,200	Bayer AG, ADR	1,462,578
30,700	Johnson & Johnson	2,061,812
10,600	Schering AG, ADR	708,080
91,200	Schering-Plough Corp.	1,655,280
27,000	Teva Pharmaceutical Industries, Ltd., ADR	837,000

		8,570,902

	Total Health Care	10,957,243

INDUSTRIALS – 5.65%
	Air Freight & Logistics – 3.17%
19,000	FedEx Corp.	1,785,050

	Airlines – 2.48%
98,087	Southwest Airlines Co.	1,396,759

	Total Industrials	3,181,809

INFORMATION TECHNOLOGY – 25.72%
	Communications Equipment – 3.97%
50,100	Cisco Systems, Inc.(a)	896,289
86,555	Nokia OYJ, ADR	1,335,544

		2,231,833

	Computers & Peripherals – 0.57%
8,400	Dell Inc.(a)	322,728

	Electronic Equipment & Instruments – 1.79%
68,620	AU Optronics Corp., ADR	1,005,969

	IT Services – 5.38%
41,000	Automatic Data Processing, Inc.	1,842,950
30,222	First Data Corp.	1,188,027

		3,030,977

	Semiconductor & Semiconductor Equipment – 9.74%
32,000	Analog Devices, Inc.	1,156,480
50,300	Applied Materials, Inc.	817,375
47,300	Intel Corp.	1,098,779
63,000	Texas Instruments Inc.	1,605,870
27,600	Xilinx, Inc.	806,748

		5,485,252

	Software – 4.27%
17,900	Electronic Arts Inc.(a)	926,862
61,100	Microsoft Corp.	1,476,787

		2,403,649

	Total Information Technology	14,480,408

TOTAL COMMON STOCKS		55,783,562

(COST $50,401,777)

29

BUFFALO
LARGE CAP FUND

SCHEDULE OF INVESTMENTS (Continued)
March 31, 2005

SHARES		MARKET VALUE

SHORT TERM INVESTMENTS – 0.85%
INVESTMENT COMPANY – 0.85%
477,463	SEI Daily Income Trust Treasury II Fund – Class B	$477,463

	Total Investment Companies	477,463

TOTAL SHORT TERM INVESTMENTS		477,463

(COST $477,463)

TOTAL INVESTMENTS – 99.93%		56,261,025
(COST $50,879,240)

Other Assets in Excess of Liabilities – 0.07%		37,632

TOTAL NET ASSETS – 100.00%		$56,298,657

ADR – American Depository Receipt

(a)	Non-income producing security

See accompanying Notes to Financial Statements.

30

BUFFALO
MICRO CAP FUND

SCHEDULE OF INVESTMENTS
March 31, 2005

SHARES		MARKET VALUE

COMMON STOCKS – 88.14%
CONSUMER DISCRETIONARY – 31.51%
	Automobiles – 2.49%
41,300	Coachmen Industries, Inc.	$561,680
41,300	National R.V. Holdings, Inc.(a)	419,608

		981,288

	Hotels, Restaurants & Leisure – 7.61%
35,700	Alliance Gaming Corp.(a)	342,363
14,800	Isle of Capri Casinos, Inc.(a)	392,792
11,100	Life Time Fitness, Inc.(a)	299,478
23,020	McCormick & Schmick’s Seafood Restaurants, Inc.(a)	384,894
33,900	Orient-Express Hotels Ltd. – Class A	884,790
45,600	Sunterra Corp.(a)	687,648

		2,991,965

	Household Durables – 0.95%
23,500	The Dixie Group, Inc.(a)	371,770

	Internet & Catalog Retail – 6.50%
71,700	1-800-FLOWERS.COM, Inc.(a)	542,769
29,175	Coldwater Creek Inc.(a)	539,154
60,700	J. Jill Group Inc.(a)	835,232
22,200	Provide Commerce Inc.(a)	641,136

		2,558,291

	Leisure Equipment & Products – 2.06%
16,650	Marine Products Corp.	279,887
17,000	MarineMax, Inc.(a)	530,060

		809,947

	Specialty – 3.27%
34,300	Concorde Career Colleges, Inc.(a)	583,100
50,700	Educate, Inc.(a)	703,209

		1,286,309

	Specialty Retail – 6.61%
30,100	Brookstone, Inc.(a)	488,222
38,650	Cache, Inc.(a)	523,708
38,800	FTD Group, Inc.(a)	470,256
26,300	Sharper Image Corp.(a)	436,843
20,800	Steiner Leisure Ltd.(a)	679,952

		2,598,981

	Textiles, Apparel & Luxury Goods – 2.02%
21,700	Oxford Industries, Inc.	794,003

	Total Consumer Discretionary	12,392,554

CONSUMER STAPLES – 1.42%
	Beverages – 1.42%
9,300	Hansen Natural Corp.(a)	558,651

	Total Consumer Staples	558,651

31

BUFFALO
MICRO CAP FUND

SCHEDULE OF INVESTMENTS (Continued)
March 31, 2005

SHARES		MARKET VALUE

FINANCIALS – 5.29%
	Commercial Banks – 1.83%
16,000	Boston Private Financial Holdings, Inc.	$380,000
10,800	PrivateBancorp, Inc.	339,228

		719,228

	Diversified Financial Services – 3.46%
21,000	Asset Acceptance Capital Corp.(a)	400,680
34,000	Cohen & Steers, Inc.	561,000
11,700	Portfolio Recovery Associates, Inc.(a)	398,151

		1,359,831

	Total Financials	2,079,059

HEALTH CARE – 25.57%
	Biotechnology – 5.01%
100,742	Biosphere Medical Inc.(a)	397,931
40,000	Cotherix, Inc.(a)	266,800
34,100	LifeCell Corp.(a)	303,490
27,200	Neurochem, Inc.(a)	323,952
29,200	Orchid Biosciences, Inc.(a)	343,392
82,300	Vasogen Inc.(a)	333,315

		1,968,880

	Health Care Equipment & Supplies – 11.95%
102,000	Align Technology, Inc.(a)	636,480
11,400	AngioDynamics, Inc.(a)	208,620
22,400	Closure Medical Corp.(a)	598,080
43,500	Lifecore Biomedical, Inc.(a)	772,995
3,500	Meridian Bioscience, Inc.	52,150
38,000	Merit Medical Systems, Inc.(a)	455,620
28,400	Molecular Devices Corp.(a)	539,600
23,700	Nutraceutical International Corp.(a)	375,882
71,000	Quinton Cardiology Systems, Inc.(a)	588,590
103,200	Urologix, Inc.(a)	473,688

		4,701,705

	Health Care Providers & Services – 8.61%
136,500	Health Fitness Corp.(a)	357,630
21,600	ICON PLC ADR(a)	810,432
56,500	Life Sciences Research, Inc.(a)	718,680
27,900	Lifeline Systems, Inc.(a)	845,928
24,200	PRA International(a)	651,706

		3,384,376

	Total Health Care	10,054,961

32

SHARES		MARKET VALUE

INDUSTRIALS – 4.30%
	Commercial Services & Supplies – 4.30%
200	Charles River Associates Inc.(a)	$9,870
27,400	First Advantage Corp. – Class A(a)	575,400
30,800	FirstService Corp.(a)	621,852
28,400	Hudson Highland Group, Inc.(a)	485,356

	Total Industrials	1,692,478

INFORMATION TECHNOLOGY – 20.05%
	Computers & Peripherals – 2.91%
26,900	Applied Films Corp.(a)	621,928
50,000	Neoware Systems, Inc.(a)	521,500

		1,143,428

	Electronic Equipment & Instruments – 5.96%
41,200	Digital Theater Systems Inc.(a)	746,132
49,700	Plexus Corp.(a)	572,047
25,700	RadiSys Corp.(a)	363,912
138,180	Wells-Gardner Electronics Corp.	661,882

		2,343,973

	Internet Software & Services – 5.24%
99,600	Autobytel Inc.(a)	501,984
106,200	Corillian Corp.(a)	369,576
46,500	eCollege.com Inc.(a)	601,710
69,900	Stellent, Inc.(a)	587,859

		2,061,129

	Semiconductor & Semiconductor Equipment – 1.52%
41,900	Mykrolis Corp.(a)	599,170

	Software – 3.36%
62,800	Captiva Software Corp.(a)	680,124
22,800	THQ Inc.(a)	641,592

		1,321,716

	Telecommunications Infrastructure – 1.06%
18,200	Applied Signal Technology, Inc.	416,780

	Total Information Technology	7,886,196

TOTAL COMMON STOCKS		34,663,899

(COST $33,467,850)

33

BUFFALO
MICRO CAP FUND

SCHEDULE OF INVESTMENTS (Continued)
March 31, 2005

SHARES OR FACE AMOUNT		MARKET VALUE

SHORT TERM INVESTMENTS – 12.90%
INVESTMENT COMPANY – 1.18%
463,274	SEI Daily Income Trust Treasury II Fund – Class B	$463,274

	Total Investment Companies	463,274

U.S. TREASURY OBLIGATIONS – 11.72%
	Public Finance, Taxation, And Monetary Policy – 11.72%
$3,212,000	2.052% due 04/07/2005	3,210,775
1,400,000	2.050% due 04/14/2005	1,398,785

	Total U.S. Treasury Obligations	4,609,560

TOTAL SHORT TERM INVESTMENTS		5,072,834

(COST $5,072,834)

TOTAL INVESTMENTS – 101.04%		39,736,733
(COST $38,540,684)

Liabilities in Excess of Other Assets – (1.04)%		(409,801)

TOTAL NET ASSETS – 100.00%		39,326,932

ADR – American Depository Receipt

(a)	Non-income producing security

See accompanying Notes to Financial Statements.

34

BUFFALO
MID CAP FUND

SCHEDULE OF INVESTMENTS
March 31, 2005

SHARES		MARKET VALUE

COMMON STOCKS – 92.17%
CONSUMER DISCRETIONARY – 32.85%
	Auto Components – 1.22%
43,700	Autoliv, Inc.	$2,082,305

	Automobiles – 1.87%
23,450	Harley-Davidson, Inc.	1,354,472
58,400	Winnebago Industries, Inc.	1,845,440

		3,199,912

	Hotels, Restaurants & Leisure – 8.30%
99,225	Fairmont Hotels & Resorts Inc.	3,288,316
73,100	Harrah’s Entertainment, Inc.	4,720,798
41,900	International Game Technology	1,117,054
27,475	MGM Mirage(a)	1,945,780
69,700	Royal Caribbean Cruises Ltd.	3,114,893

		14,186,841

	Household Durables – 0.46%
9,400	Mohawk Industries, Inc.(a)	792,420

	Media – 1.39%
266,200	EMI Group PLC, ADR	2,376,740

	Specialty – 3.33%
85,500	Career Education Corp.(a)	2,929,230
145,600	DeVry, Inc.(a)	2,754,752

		5,683,982

	Specialty Retail – 16.28%
62,800	Abercrombie & Fitch Co. – Class A	3,594,672
101,600	Barnes & Noble, Inc.(a)	3,504,184
94,200	Chico’s FAS, Inc.(a)	2,662,092
47,450	CVS Corp.	2,496,819
66,600	Michaels Stores, Inc.	2,417,580
61,100	PETsMART, Inc.	1,756,625
112,400	Talbots, Inc.	3,594,552
74,300	Tiffany & Co.	2,564,836
58,200	Weight Watchers International, Inc.(a)	2,501,436
74,300	Williams-Sonoma, Inc.(a)	2,730,525

		27,823,321

	Total Consumer Discretionary	56,145,521

FINANCIALS – 10.62%
	Capital Markets – 7.29%
102,475	A.G. Edwards, Inc.	4,590,880
200,800	Janus Capital Group Inc.	2,801,160
47,550	Legg Mason, Inc.	3,715,557
47,600	Mellon Financial Corp.	1,358,504

		12,466,101

	Diversified Financial Services – 2.27%
51,325	H&R Block, Inc.	2,596,018
33,350	Principal Financial Group, Inc.	1,283,641

		3,879,659

	Real Estate – 1.06%
26,800	The St. Joe Co.	1,803,640

	Total Financials	18,149,400

35

BUFFALO
MID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)
March 31, 2005

SHARES		MARKET VALUE

HEALTH CARE – 15.54%
	Biotechnology – 1.58%
113,600	MedImmune, Inc.(a)	$2,704,816

	Health Care Equipment & Supplies – 4.42%
42,000	Fisher Scientific International Inc.(a)	2,390,640
66,700	Millipore Corp.(a)	2,894,780
63,200	Waters Corp.(a)	2,261,928

		7,547,348

	Health Care Providers & Services – 2.39%
84,200	Pharmaceutical Product Development, Inc.(a)	4,079,490

	Pharmaceuticals – 7.15%
154,500	Amylin Pharmaceuticals, Inc.(a)	2,702,205
58,900	Barr Pharmaceuticals Inc.(a)	2,876,087
111,600	Shire Pharmaceuticals PLC, ADR	3,825,648
91,700	Watson Pharmaceuticals, Inc.(a)	2,817,941

		12,221,881

	Total Health Care	26,553,535

INDUSTRIALS – 3.74%
	Commercial Services & Supplies – 3.74%
85,100	ChoicePoint Inc.(a)	3,413,361
80,600	Hewitt Associates, Inc. – Class A(a)	2,143,960
18,800	Stericycle, Inc.(a)	830,960

	Total Industrials	6,388,281

INFORMATION TECHNOLOGY – 27.95%
	Communications Equipment – 1.40%
84,600	Scientific-Atlanta, Inc.	2,387,412

	Computers & Peripherals – 1.27%
39,575	Diebold, Inc.	2,170,689

	Electronic Equipment & Instruments – 5.02%
180,990	AU Optronics Corp., ADR	2,653,313
67,400	Garmin Ltd.	3,121,968
98,000	Jabil Circuit, Inc.(a)	2,794,960

		8,570,241

	IT Services – 2.26%
39,400	Fiserv, Inc.(a)	1,568,120
79,700	Iron Mountain, Inc.(a)	2,298,548

		3,866,668

	Semiconductor & Semiconductor Equipment – 11.58%
130,700	Altera Corp.(a)	2,585,246
179,300	Fairchild Semiconductor International, Inc.(a)	2,748,669
47,500	KLA-Tencor Corp.	2,185,475
140,200	National Semiconductor Corp.	2,889,522
112,200	Novellus Systems, Inc.(a)	2,999,106
135,600	SanDisk Corp.(a)	3,769,680
146,400	Semtech Corp.(a)	2,616,168

		19,793,866

36

SHARES OR FACE AMOUNT		MARKET VALUE

INFORMATION TECHNOLOGY (Continued)
	Software – 6.42%
309,900	BEA Systems, Inc.(a)	$2,469,903
127,750	Cadence Design Systems, Inc.(a)	1,909,863
143,800	Citrix Systems, Inc.(a)	3,425,316
81,100	Take-Two Interactive Software, Inc.(a)	3,171,010

		10,976,092

	Total Information Technology	47,764,968

MATERIALS – 1.47%
	Chemicals – 1.47%
40,950	Sigma-Aldrich Corp.	2,508,188

	Total Materials	2,508,188

TOTAL COMMON STOCKS		157,509,893

(COST $137,852,711)

SHORT TERM INVESTMENTS – 6.97%
INVESTMENT COMPANY – 1.12%
1,912,338	SEI Daily Income Trust Treasury II Fund – Class B	1,912,338

	Total Investment Companies	1,912,338

U.S. TREASURY OBLIGATIONS – 5.85%
	Public Finance, Taxation, And Monetary Policy – 5.85%
$5,000,000	2.052% due 04/07/2005	4,998,255
5,000,000	2.050% due 04/14/2005	4,995,663

	Total U.S. Treasury Obligations	9,993,918

TOTAL SHORT TERM INVESTMENTS		11,906,256

(COST $11,906,256)

TOTAL INVESTMENTS – 99.14%		169,416,149
(COST $149,758,967)

Other Assets in Excess of Liabilities – 0.86%		1,463,454

TOTAL NET ASSETS – 100.00%		$170,879,603

ADR – American Depository Receipt

(a)	Non-income producing security

See accompanying Notes to Financial Statements.

37

BUFFALO SCIENCE &
TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS
March 31, 2005

SHARES		MARKET VALUE

COMMON STOCKS – 97.06%
HEALTH CARE – 39.37%
	Biotechnology – 3.83%
35,700	MedImmune, Inc.(a)	$850,017
19,600	OSI Pharmaceuticals, Inc.(a)	810,264
57,800	QLT Inc.(a)	743,308

		2,403,589

	Health Care Equipment & Supplies – 13.32%
100,700	Align Technology, Inc.(a)	628,368
34,000	American Medical Systems Holdings, Inc.(a)	584,120
25,800	Baxter International Inc.	876,684
19,300	Boston Scientific Corp.(a)	565,297
11,400	Fisher Scientific International Inc.(a)	648,888
30,350	Given Imaging Ltd.(a)	896,235
13,950	INAMED Corp.(a)	974,826
31,000	Mentor Corp.	995,100
14,300	Millipore Corp.(a)	620,620
29,100	Sybron Dental Specialties, Inc.(a)	1,044,690
14,300	Waters Corp.(a)	511,797

		8,346,625

	Health Care Providers & Services – 4.62%
17,500	Charles River Laboratories International, Inc.(a)	823,200
18,300	Covance Inc.(a)	871,263
24,800	Pharmaceutical Product Development, Inc.(a)	1,201,560

		2,896,023

	Pharmaceuticals – 17.60%
22,700	Abbott Laboratories	1,058,274
53,700	Amylin Pharmaceuticals, Inc.(a)	939,213
35,000	AtheroGenics, Inc.(a)	458,150
38,100	Axcan Pharma Inc.(a)	641,223
20,300	Barr Pharmaceuticals Inc.(a)	991,249
39,600	Bayer AG, ADR	1,310,364
9,800	Johnson & Johnson	658,168
14,800	Schering AG, ADR	988,640
50,500	Schering-Plough Corp.	916,575
32,900	Shire Pharmaceuticals Group PLC, ADR	1,127,812
23,300	Teva Pharmaceutical Industries, Ltd., ADR	722,300
22,000	Watson Pharmaceuticals, Inc.(a)	676,060
12,900	Wyeth	544,122

		11,032,150

	Total Health Care	24,678,387

INFORMATION TECHNOLOGY – 55.06%
	Communications Equipment – 5.61%
54,100	Adtran, Inc.	954,324
47,600	Cisco Systems, Inc.(a)	851,564
67,600	Nokia OYJ ADR	1,043,068
23,700	Scientific-Atlanta, Inc.	668,814

		3,517,770

38

SHARES		MARKET VALUE

INFORMATION TECHNOLOGY (Continued)
	Computers & Peripherals – 4.54%
111,100	Adaptec, Inc.(a)	$532,169
15,050	Dell Inc.(a)	578,221
15,500	Diebold, Inc.	850,175
71,700	EMC Corp.(a)	883,344

		2,843,909

	Electronic Equipment & Instruments – 8.82%
35,100	Agilent Technologies, Inc.(a)	779,220
59,845	AU Optronics Corp., ADR	877,328
24,100	Cognex Corp.	599,608
37,900	Jabil Circuit, Inc.(a)	1,080,908
24,300	Molex Inc.	640,548
20,350	National Instruments Corp.	550,467
87,200	Plexus Corp.(a)	1,003,672

		5,531,751

	Semiconductor & Semiconductor Equipment – 24.52%
33,850	Altera Corp.(a)	669,553
30,300	Analog Devices, Inc.	1,095,042
53,100	Applied Materials, Inc.	862,875
20,900	Broadcom Corp. – Class A(a)	625,328
27,100	Cree, Inc.(a)	589,425
63,400	Fairchild Semiconductor International, Inc.(a)	971,922
29,300	FormFactor Inc.(a)	663,352
55,150	Intel Corp.	1,281,134
20,100	KLA-Tencor Corp.	924,801
17,750	Maxim Integrated Products, Inc.	725,443
32,800	Microchip Technology Inc.	853,128
52,700	MKS Instruments, Inc.(a)	836,876
50,500	National Semiconductor Corp.	1,040,805
32,200	Novellus Systems, Inc.(a)	860,706
50,500	SanDisk Corp.(a)	1,403,900
54,200	Semtech Corp.(a)	968,554
39,200	Texas Instruments Inc.	999,208

		15,372,052

	Software – 11.57%
146,400	BEA Systems, Inc.(a)	1,166,808
42,450	Cadence Design Systems, Inc.(a)	634,628
55,100	Citrix Systems, Inc.(a)	1,312,482
54,700	FileNet Corp.(a)	1,246,066
31,700	Manhattan Associates, Inc.(a)	645,729
44,400	Microsoft Corp.	1,073,148
52,000	Oracle Corp.(a)	648,960
34,800	Wind River Systems, Inc.(a)	524,784

		7,252,605

	Total Information Technology	34,518,087

39

BUFFALO SCIENCE &
TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (Continued)
March 31, 2005

SHARES		MARKET VALUE

MATERIALS – 2.63%
	Chemicals – 2.63%
31,700	Cabot Microelectronics Corp.(a)	$994,746
10,700	Sigma-Aldrich Corp.	655,375

	Total Materials	1,650,121

TOTAL COMMON STOCKS		60,846,595

(COST $56,381,791)

SHORT TERM INVESTMENTS – 3.08%
INVESTMENT COMPANY – 3.08%
1,933,633	SEI Daily Income Trust Treasury II Fund – Class B	1,933,633

	Total Investment Companies	1,933,633

TOTAL SHORT TERM INVESTMENTS		1,933,633

(COST $1,933,633)

TOTAL INVESTMENTS – 100.14%		62,780,228
(COST $58,315,424)

Liabilities in Excess of Other Assets – (0.14)%		(90,271)

TOTAL NET ASSETS – 100.00%		$62,689,957

ADR – American Depository Receipt

(a)	Non-income producing security

See accompanying Notes to Financial Statements.

40

BUFFALO
SMALL CAP FUND

SCHEDULE OF INVESTMENTS
March 31, 2005

SHARES		MARKET VALUE

COMMON STOCKS – 96.55%
CONSUMER DISCRETIONARY – 41.26%
	Auto Components – 1.20%
694,882	Gentex Corp.	$22,166,736

	Automobiles – 2.25%
541,610	Coachmen Industries, Inc.	7,365,896
1,268,800	Monaco Coach Corp.	20,491,120
435,000	Winnebago Industries, Inc.	13,746,000

		41,603,016

	Hotels, Restaurants & Leisure – 11.26%
710,500	Alliance Gaming Corp.(a)	6,813,695
564,900	Ameristar Casinos, Inc.	30,888,732
1,122,400	Argosy Gaming Co.(a)	51,540,608
544,200	Isle of Capri Casinos, Inc.(a)	14,443,068
996,750	Orient-Express Hotels Ltd. – Class A	26,015,175
1,184,660	Penn National Gaming, Inc.(a)	34,805,311
1,538,250	WMS Industries, Inc.(a)	43,317,120

		207,823,709

	Household Durables – 1.48%
80,750	Ethan Allen Interiors Inc.	2,584,000
819,900	WCI Communities Inc.(a)	24,662,592

		27,246,592

	Internet & Catalog Retail – 1.45%
1,329,790	J. Jill Group Inc.(a)(b)	18,297,910
196,700	Overstock.com, Inc.(a)	8,456,133

		26,754,043

	Leisure Equipment & Products – 1.33%
523,500	Brunswick Corp.	24,525,975

	Multiline Retail – 1.72%
1,097,100	Tuesday Morning Corp.(a)	31,673,277

	Specialty – 7.02%
639,828	Bright Horizons Family Solutions, Inc.(a)	21,587,797
2,024,025	Corinthian Colleges, Inc.(a)	31,817,673
1,742,400	DeVry, Inc.(a)	32,966,208
1,509,800	Educate, Inc.(a)	20,940,926
459,700	ITT Educational Services, Inc.(a)	22,295,450

		129,608,054

	Specialty Retail – 12.32%
351,400	Abercrombie & Fitch Co. – Class A	20,114,136
707,400	American Eagle Outfitters, Inc.	20,903,670
1,641,900	Borders Group, Inc.	43,707,378
560,750	Central Garden & Pet Co.(a)	24,594,495
1,410,675	Christopher & Banks Corp.	24,827,880
1,208,602	Gamestop Corp. – Class B(a)	26,951,824
1,473,812	Rent-A-Center, Inc.(a)	40,249,806
879,100	Zale Corp.(a)	26,126,852

		227,476,041

41

BUFFALO
SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)
March 31, 2005

SHARES		MARKET VALUE

CONSUMER DISCRETIONARY (Continued)
	Textiles, Apparel & Luxury Goods – 1.23%
621,625	Oxford Industries, Inc.	$22,745,259

	Total Consumer Discretionary	761,622,702

CONSUMER STAPLES – 3.11%
	Food & Staples Retailing – 3.11%
1,419,600	Performance Food Group Co.(a)	39,294,528
631,328	United Natural Foods, Inc.(a)	18,074,921

	Total Consumer Staples	57,369,449

FINANCIALS – 6.25%
	Capital Markets – 4.06%
431,050	A.G. Edwards, Inc.	19,311,040
317,850	Gabelli Asset Management Inc. – Class A	14,192,002
709,875	Raymond James Financial, Inc.	21,509,213
878,250	W.P. Stewart & Co. Ltd.	19,901,145

		74,913,400

	Commercial Banks – 1.52%
544,000	Boston Private Financial Holdings, Inc.	12,920,000
429,250	Wilmington Trust Corp.	15,066,675

		27,986,675

	Insurance – 0.67%
971,050	The Phoenix Companies, Inc.	12,410,019

	Total Financials	115,310,094

HEALTH CARE – 20.99%
	Biotechnology – 1.28%
1,842,000	QLT, Inc.(a)	23,688,120

	Health Care Equipment & Supplies – 8.62%
2,894,000	Align Technology, Inc.(a)	18,058,560
1,430,360	American Medical Systems Holdings, Inc.(a)	24,573,585
392,875	Fisher Scientific International Inc.(a)	22,362,445
574,700	INAMED Corp.(a)	40,160,036
1,235,700	Mentor Corp.	39,665,970
399,275	Sybron Dental Specialties, Inc.(a)	14,333,972

		159,154,568

	Health Care Providers & Services – 7.86%
799,475	Charles River Laboratories International, Inc.(a)	37,607,304
949,925	Covance Inc.(a)	45,225,929
1,160,153	Pharmaceutical Product Development, Inc.(a)	56,209,413
295,646	VCA Antech, Inc.(a)	5,980,919

		145,023,565

	Pharmaceuticals – 3.23%
1,204,000	Amylin Pharmaceuticals, Inc.(a)	21,057,960
1,390,700	Axcan Pharma Inc.(a)	23,405,481
902,050	First Horizon Pharmaceutical Corp.(a)	15,226,604

		59,690,045

	Total Health Care	387,556,298

42

SHARES		MARKET VALUE

INDUSTRIALS – 3.35%
	Commercial Services & Supplies – 3.35%
1,249,800	FirstService Corp.(a)	$25,233,462
401,300	Heidrick & Struggles International, Inc.(a)	14,755,801
802,000	Navigant Consulting, Inc.(a)	21,838,460

	Total Industrials	61,827,723

INFORMATION TECHNOLOGY – 18.75%
	Communications Equipment – 1.55%
1,624,700	Adtran, Inc.	28,659,708

	Computers & Peripherals – 0.62%
2,398,250	Adaptec, Inc.(a)	11,487,618

	Electronic Equipment & Instruments – 1.89%
529,200	National Instruments Corp.	14,314,860
1,779,522	Plexus Corp.(a)	20,482,298

		34,797,158

	Semiconductor & Semiconductor Equipment – 10.54%
1,286,600	Cree, Inc.(a)	27,983,550
1,993,150	Fairchild Semiconductor International, Inc.(a)	30,554,989
414,100	FormFactor, Inc.(a)	9,375,224
707,600	Lam Research Corp.(a)	20,421,336
3,191,000	Micrel, Inc.(a)	29,421,020
1,547,968	MKS Instruments, Inc.(a)	24,581,732
852,200	SanDisk Corp.(a)	23,691,160
1,593,100	Semtech Corp.(a)	28,468,697

		194,497,708

	Software – 4.15%
1,505,200	FileNet Corp.(a)	34,288,456
1,381,500	Manhattan Associates, Inc.(a)	28,141,155
938,917	Wind River Systems, Inc.(a)	14,158,868

		76,588,479

	Total Information Technology	346,030,671

MATERIALS – 2.84%
	Chemicals – 2.84%
923,300	Cabot Microelectronics Corp.(a)	28,973,154
1,102,550	Cambrex Corp.	23,484,315

	Total Materials	52,457,469

TOTAL COMMON STOCKS		1,782,174,406

(COST $1,461,165,112)

43

BUFFALO
SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)
March 31, 2005

SHARES OR FACE AMOUNT		MARKET VALUE

SHORT TERM INVESTMENTS – 2.92%
INVESTMENT COMPANIES – 0.03%
456,096	SEI Daily Income Trust Treasury II Fund – Class B	$456,096

	Total Investment Companies	456,096

U.S. TREASURY OBLIGATIONS – 2.89%
	Public Finance, Taxation, And Monetary Policy – 2.89%
$26,700,000	2.052% due 04/07/2005	26,690,679
26,700,000	2.050% due 04/14/2005	26,676,840

	Total U.S. Treasury Obligations	53,367,519

TOTAL SHORT TERM INVESTMENTS		53,823,615

(COST $53,823,615)

TOTAL INVESTMENTS – 99.47%		1,835,998,021
(COST $1,514,988,727)

Other Assets in Excess of Liabilities – 0.53%		9,849,399

TOTAL NET ASSETS – 100.00%		$1,845,847,420

(a)	Non-income producing security

(b)	Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer. The total value of affiliated securities amounted to $18,297,910 (0.99% of net assets), with an acquisition cost of $20,294,000. See Note 6.

See accompanying Notes to Financial Statements.

44

BUFFALO
USA GLOBAL FUND

SCHEDULE OF INVESTMENTS
March 31, 2005

SHARES		MARKET VALUE

COMMON STOCKS – 98.15%
CONSUMER DISCRETIONARY – 14.42%
	Auto Components – 6.54%
53,200	Gentex Corp.	$1,697,080
29,800	Johnson Controls, Inc.	1,661,648
33,300	Lear Corp.	1,477,188

		4,835,916

	Hotels, Restaurants & Leisure – 5.29%
73,200	GTECH Holdings Corp.	1,722,396
70,500	McDonald’s Corp.	2,195,370

		3,917,766

	Household Durables – 0.40%
15,900	Tempur-Pedic International Inc.(a)	296,694

	Media – 0.74%
7,700	Getty Images, Inc.(a)	547,547

	Specialty Retail – 1.45%
31,100	Tiffany & Co.	1,073,572

	Total Consumer Discretionary	10,671,495

CONSUMER STAPLES – 17.87%
	Beverages – 2.63%
46,700	The Coca-Cola Co.	1,945,989

	Food Products – 6.91%
46,100	H.J. Heinz Co.	1,698,324
35,900	Sara Lee Corp.	795,544
39,900	Wm. Wrigley Jr. Co.	2,616,243

		5,110,111

	Household Products – 5.48%
32,300	Colgate-Palmolive Co.	1,685,091
36,100	Kimberly-Clark Corp.	2,372,853

		4,057,944

	Personal Products – 2.85%
41,700	The Gillette Co.	2,105,016

	Total Consumer Staples	13,219,060

ENERGY – 1.58%
	Energy Equipment & Services – 1.58%
26,950	Halliburton Co.	1,165,588

	Total Energy	1,165,588

FINANCIALS – 5.59%
	Insurance – 5.59%
42,900	AFLAC Inc.	1,598,454
45,800	American International Group, Inc.	2,537,778

	Total Financials	4,136,232

HEALTH CARE – 27.03%
	Biotechnology – 0.88%
50,300	QLT, Inc.(a)	646,858

45

BUFFALO
USA GLOBAL FUND

SCHEDULE OF INVESTMENTS (Continued)
March 31, 2005

SHARES		MARKET VALUE

HEATLH CARE (Continued)
	Health Care Equipment & Supplies – 12.10%
64,700	Baxter International Inc.	$2,198,506
37,000	Boston Scientific Corp.(a)	1,083,730
52,400	Mentor Corp.	1,682,040
37,700	Millipore Corp.(a)	1,636,180
25,500	Sybron Dental Specialties, Inc.(a)	915,450
40,100	Waters Corp.(a)	1,435,179

		8,951,085

	Pharmaceuticals – 14.05%
61,900	Abbott Laboratories	2,885,778
40,200	Johnson & Johnson	2,699,832
142,100	Schering-Plough Corp.	2,579,115
52,900	Wyeth	2,231,322

		10,396,047

	Total Health Care	19,993,990

INDUSTRIALS – 2.12%
	Commercial Services & Supplies – 1.10%
22,100	Heidrick & Struggles International, Inc.(a)	812,617

	Industrial Conglomerates – 1.02%
14,800	Teleflex Inc.	757,464

	Total Industrials	1,570,081

INFORMATION TECHNOLOGY – 24.91%
	Communications Equipment – 3.18%
77,500	Cisco Systems, Inc.(a)	1,386,475
64,600	Motorola, Inc.	967,062

		2,353,537

	Electronic Equipment & Instruments – 3.27%
31,800	Cognex Corp.	791,184
36,800	Molex Inc.	970,048
24,300	National Instruments Corp.	657,315

		2,418,547

	Semiconductor & Semiconductor Equipment – 13.81%
47,300	Analog Devices, Inc.	1,709,422
87,802	Applied Materials, Inc.	1,426,782
99,700	Fairchild Semiconductor International, Inc.(a)	1,528,401
112,800	Intel Corp.	2,620,344
25,200	KLA-Tencor Corp.	1,159,452
86,200	National Semiconductor Corp.	1,776,582

		10,220,983

	Software – 4.65%
94,200	Microsoft Corp.	2,276,814
93,000	Oracle Corp.(a)	1,160,640

		3,437,454

	Total Information Technology	18,430,521

46

SHARES OR FACE AMOUNT		MARKET VALUE

MATERIALS – 4.63%
	Chemicals – 4.63%
42,905	Cabot Microelectronics Corp.(a)	$1,346,359
33,900	Sigma-Aldrich Corp.	2,076,375

	Total Materials	3,422,734

TOTAL COMMON STOCKS		72,609,701

(COST $62,090,545)

SHORT TERM INVESTMENTS – 2.15%
INVESTMENT COMPANY – 1.75%
1,292,081	SEI Daily Income Trust Treasury II Fund – Class B	1,292,081

	Total Investment Companies	1,292,081

U.S. TREASURY OBLIGATIONS – 0.40%
	Public Finance, Taxation, And Monetary Policy – 0.40%
$300,000	2.052% due 04/07/2005	299,880

	Total U.S. Treasury Obligations	299,880

TOTAL SHORT TERM INVESTMENTS		1,591,961

(COST $1,591,961)

TOTAL INVESTMENTS – 100.30%		74,201,662
(COST $63,682,506)

Liabilities in Excess of Other Assets – (0.30)%		(224,657)

TOTAL NET ASSETS – 100.00%		$73,977,005

(a)	Non-income producing security

See accompanying Notes to Financial Statements.

47

STATEMENTS OF ASSETS
AND LIABILITIES

March 31, 2005

	BUFFALO BALANCED FUND	BUFFALO HIGH YIELD FUND	BUFFALO LARGE CAP FUND	BUFFALO MICRO CAP FUND

ASSETS:
Investments in securities, at cost:
Investments in securities of unaffiliated issuers	$130,086,704	$291,370,261	$50,879,240	$38,540,684
Investments in securities of affiliated issuers	—	—	—	—

Total investments, at cost	$130,086,704	$291,370,261	$50,879,240	$38,540,684

Investments in securities, at value:
Investments in securities of unaffiliated issuers	$142,135,059	$299,657,953	$56,261,025	$39,736,733
Investments in securities of affiliated issuers	—	—	—	—

Total investments, at value	142,135,059	299,657,953	56,261,025	39,736,733
Receivables:
Investments sold	100,000	6,525,164	—	69,189
Fund shares sold	105,854	198,700	39,141	70,368
Dividends	83,434	87,157	32,152	3,400
Interest	838,497	3,148,172	567	1,425
Other assets	14,652	25,196	14,516	18,729

Total assets	143,277,496	309,642,342	56,347,401	39,899,844

LIABILITIES:
Payables:
Investments purchased	—	3,746,781	—	497,995
Fund shares purchased	106,932	877,991	—	21,798
Management fees	122,429	270,714	48,434	48,557
Accrued expenses	6,680	1,183	310	4,562

Total liabilities	236,041	4,896,669	48,744	572,912

NET ASSETS	$143,041,455	$304,745,673	$56,298,657	$39,326,932

NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$137,823,955	$296,524,896	$53,899,041	$37,960,693
Undistributed net investment income	49,278	562,591	319,568	—
Undistributed net realized gain (loss) from
investment transactions	(6,880,133)	(629,506)	(3,301,737)	170,190
Net unrealized appreciation of investments	12,048,355	8,287,692	5,381,785	1,196,049

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$143,041,455	$304,745,673	$56,298,657	$39,326,932

Capital shares, $1.00 par value:
Authorized	25,000,000	100,000,000	10,000,000	Unlimited

Outstanding	14,327,208	27,376,032	3,160,516	3,702,355

NET ASSET VALUE PER SHARE	$9.98	$11.13	$17.81	$10.62

See accompanying Notes to Financial Statements.

48

	BUFFALO MID CAP FUND	BUFFALO SCIENCE & TECHNOLOGY FUND	BUFFALO SMALL CAP FUND	BUFFALO USA GLOBAL FUND

ASSETS:
Investments in securities, at cost:
Investments in securities of unaffiliated issuers	$149,758,967	$58,315,424	$1,494,694,727	$63,682,506
Investments in securities of affiliated issuers	—	—	20,294,000	—

Total investments, at cost	$149,758,967	$58,315,424	$1,514,988,727	$63,682,506

Investments in securities, at value:
Investments in securities of unaffiliated issuers	$169,416,149	$62,780,228	$1,817,700,111	$74,201,662
Investments in securities of affiliated issuers	—	—	18,297,910	—

Total investments, at value	169,416,149	62,780,228	1,835,998,021	74,201,662
Receivables:
Investments sold	1,296,472	—	4,008,712	—
Fund shares sold	260,979	84,195	10,854,729	30,064
Dividends	79,184	10,991	427,624	79,968
Interest	2,092	2,703	1,617	868
Other assets	16,760	15,777	73,281	16,247

Total assets	171,071,636	62,893,894	1,851,363,984	74,328,809

LIABILITIES:
Payables:
Investments purchased	—	136,743	1,596,757	—
Fund shares purchased	39,578	9,708	2,313,956	286,034
Management fees	145,609	53,987	1,587,688	65,503
Accrued expenses	6,846	3,499	18,163	267

Total liabilities	192,033	203,937	5,516,564	351,804

NET ASSETS	$170,879,603	$62,689,957	$1,845,847,420	$73,977,005

NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$149,755,270	$58,707,789	$1,391,403,712	$64,782,887
Undistributed net investment income	—	—	—	143,125
Undistributed net realized gain (loss) from
investment transactions	1,467,151	(482,636)	133,434,414	(1,468,163)
Net unrealized appreciation of investments	19,657,182	4,464,804	321,009,294	10,519,156

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$170,879,603	$62,689,957	$1,845,847,420	$73,977,005

Capital shares, $1.00 par value:
Authorized	Unlimited	Unlimited	100,000,000	10,000,000

Outstanding	13,626,252	5,844,452	70,184,330	3,931,267

NET ASSET VALUE PER SHARE	$12.54	$10.73	$26.30	$18.82

49

STATEMENTS
OF OPERATIONS

For the Year Ended March 31, 2005

	BUFFALO BALANCED FUND	BUFFALO HIGH YIELD FUND	BUFFALO LARGE CAP FUND	BUFFALO MICRO CAP FUND(1)

INVESTMENT INCOME:
Interest	$3,330,129	$13,883,746	$36,062	$68,724
Dividends:
Dividends from securities of unaffiliated issuers	1,654,797	1,437,528	926,840	28,820
Dividends from securities of affiliated issuers (Note 6)	—	—	—	—
Foreign tax withheld	(1,261)	(5,396)	(4,513)	—

Total investment income	4,983,665	15,315,878	958,389	97,544

EXPENSES:
Management fees	1,197,142	3,239,464	567,373	321,664
Registration fees	33,458	44,021	24,677	26,925
Other	3,679	11,273	3,061	1,078

Total expenses	1,234,279	3,294,758	595,111	349,667

Net investment income (loss)	3,749,386	12,021,120	363,278	(252,123)

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions of unaffiliated issuers	(1,135,977)	4,226,417	831,683	422,313
Investment transactions of affiliated issuers (Note 6)	—	—	—	—
Net unrealized appreciation /depreciation during
the period on investments	8,952,840	(6,434,461)	(339,067)	1,196,049

Net realized and unrealized gain (loss) on investments	7,816,863	(2,208,044)	492,616	1,618,362

Net increase (decrease) in net assets resulting from operations	$11,566,249	$9,813,076	$855,894	$1,366,239

(1)	Commenced operations on May 21, 2004.

See accompanying Notes to Financial Statements.

50

	BUFFALO MID CAP FUND	BUFFALO SCIENCE & TECHNOLOGY FUND	BUFFALO SMALL CAP FUND	BUFFALO USA GLOBAL FUND

INVESTMENT INCOME:
Interest	$156,877	$40,801	$1,511,921	$61,105
Dividends:
Dividends from securities of unaffiliated issuers	783,355	409,338	10,793,748	1,365,059
Dividends from securities of affiliated issuers (Note 6)	—	—	525,185	—
Foreign tax withheld	(11,242)	(5,549)	(12,961)	—

Total investment income	928,990	444,590	12,817,893	1,426,164

EXPENSES:
Management fees	1,467,485	549,098	17,634,875	838,011
Registration fees	35,092	23,472	60,100	26,949
Other	4,246	2,300	49,983	3,777

Total expenses	1,506,823	574,870	17,744,958	868,737

Net investment income (loss)	(577,833)	(130,280)	(4,927,065)	557,427

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions of unaffiliated issuers	2,791,710	830,214	203,292,177	2,622,670
Investment transactions of affiliated issuers (Note 6)	—	—	(6,512,251)	—
Net unrealized appreciation /depreciation during
the period on investments	125,588	(1,850,495)	(100,392,491)	(3,947,995)

Net realized and unrealized gain (loss) on investments	2,917,298	(1,020,281)	96,387,435	(1,325,325)

Net increase (decrease) in net assets resulting from operations	$2,339,465	$(1,150,561)	$91,460,370	$(767,898)

51

STATEMENTS OF CHANGES
IN NET ASSETS

	BUFFALO BALANCED FUND		BUFFALO HIGH YIELD FUND
	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004

OPERATIONS:
Net investment income (loss)	$3,749,386	$1,454,730	$12,021,120	$8,867,174
Net realized gain (loss) from investment transactions	(1,135,977)	1,713,641	4,226,417	5,850,378
Net unrealized appreciation /depreciation during the
period on investments	8,952,840	6,825,134	(6,434,461)	18,593,874

Net increase in net assets resulting from operations	11,566,249	9,993,505	9,813,076	33,311,426

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(3,923,730)	(1,472,676)	(12,618,871)	(8,970,699)

CAPITAL SHARE TRANSACTIONS:
Shares sold	104,045,655	56,140,863	63,198,005	221,234,911
Reinvested distributions	2,322,792	1,037,470	9,421,082	7,319,856

	106,368,447	57,178,333	72,619,087	228,554,767
Redemptions	(48,250,229)	(6,473,482)	(89,283,486)	(71,664,539)
Redemption fees (Note 4)	5,463	—	92,463	115,079

Shares repurchased	(48,244,766)	(6,473,482)	(89,191,023)	(71,779,618)

Net increase (decrease) from capital share transactions	58,123,681	50,704,851	(16,571,936)	156,775,149

Total increase (decrease) in net assets	65,766,200	59,225,680	(19,377,731)	181,115,876

NET ASSETS:
Beginning of period	77,275,255	18,049,575	324,123,404	143,007,528

End of period	$143,041,455	$77,275,255	$304,745,673	$324,123,404

Undistributed net investment income at end of period	$49,278	$77,998	$562,591	$361,779

Fund share transactions:
Shares sold	10,766,009	6,383,755	5,576,601	20,274,824
Reinvested distributions	236,440	117,571	835,299	670,987

	11,002,449	6,501,326	6,411,900	20,945,811
Shares repurchased	(4,917,615)	(740,830)	(7,882,441)	(6,598,568)

Net increase (decrease) in fund shares	6,084,834	5,760,496	(1,470,541)	14,347,243

(1)	Commenced operations on May 21, 2004.

See accompanying Notes to Financial Statements.

52

	BUFFALO LARGE CAP FUND		BUFFALO MICRO CAP FUND
	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004	PERIOD ENDED MARCH 31, 2005(1)

OPERATIONS:
Net investment income (loss)	$363,278	$46,494	$(252,123)
Net realized gain (loss) from investment transactions	831,683	(221,826)	422,313
Net unrealized appreciation /depreciation during the
period on investments	(339,067)	14,815,819	1,196,049

Net increase in net assets resulting from operations	855,894	14,640,487	1,366,239

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(88,195)	(87,501)	—

CAPITAL SHARE TRANSACTIONS:
Shares sold	8,275,804	17,459,598	43,733,081
Reinvested distributions	87,189	86,552	—

	8,362,993	17,546,150	43,733,081
Redemptions	(10,489,893)	(10,105,847)	(5,835,581)
Redemption fees (Note 4)	853	—	63,193

Shares repurchased	(10,489,040)	(10,105,847)	(5,772,388)

Net increase (decrease) from capital share transactions	(2,126,047)	7,440,303	37,960,693

Total increase (decrease) in net assets	(1,358,348)	21,993,289	39,326,932

NET ASSETS:
Beginning of period	57,657,005	35,663,716	—

End of period	$56,298,657	$57,657,005	$39,326,932

Undistributed net investment income at end of period	$319,568	$44,485	$—

Fund share transactions:
Shares sold	472,866	1,060,190	4,275,966
Reinvested distributions	4,976	5,551	—

	477,842	1,065,741	4,275,966
Shares repurchased	(598,417)	(622,622)	(573,611)

Net increase (decrease) in fund shares	(120,575)	443,119	3,702,355

53

STATEMENTS OF CHANGES
IN NET ASSETS

	BUFFALO MID CAP FUND		BUFFALO SCIENCE & TECHNOLOGY FUND
	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004

OPERATIONS:
Net investment income (loss)	$(577,833)	$(330,003)	$(130,280)	$(142,380)
Net realized gain from investment transactions	2,791,710	2,458,904	830,214	537,882
Net unrealized appreciation /depreciation during the
period on investments	125,588	29,310,695	(1,850,495)	13,107,045

Net increase (decrease) in net assets resulting from operations	2,339,465	31,439,596	(1,150,561)	13,502,547

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	—	—	—
Net realized gain from investment transactions	(1,920,221)	—	—	—

Total distributions to shareholders	(1,920,221)	—	—	—

CAPITAL SHARE TRANSACTIONS:
Shares sold	123,268,855	63,034,132	48,199,849	14,872,544
Reinvested distributions	1,895,707	—	—	—

	125,164,562	63,034,132	48,199,849	14,872,544
Redemptions	(66,776,224)	(21,596,555)	(19,284,088)	(7,988,156)
Redemption fees (Note 4)	2,044	—	416	—

Shares repurchased	(66,774,180)	(21,596,555)	(19,283,672)	(7,988,156)

Net increase (decrease) from capital share transactions	58,390,382	41,437,577	28,916,177	6,884,388

Total increase (decrease) in net assets	58,809,626	72,877,173	27,765,616	20,386,935

NET ASSETS:
Beginning of period	112,069,977	39,192,804	34,924,341	14,537,406

End of period	$170,879,603	$112,069,977	$62,689,957	$34,924,341

Undistributed net investment income at end of period	$—	$—	$—	$—

Fund share transactions:
Shares sold	10,082,713	5,842,323	4,468,491	1,587,137
Reinvested distributions	150,932	—	—	—

	10,233,645	5,842,323	4,468,491	1,587,137
Shares repurchased	(5,621,736)	(2,028,876)	(1,788,085)	(839,999)

Net increase (decrease) in fund shares	4,611,909	3,813,447	2,680,406	747,138

See accompanying Notes to Financial Statements.

54

	BUFFALO SMALL CAP FUND		BUFFALO USA GLOBAL FUND
	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004	YEAR ENDED MARCH 31, 2005	YEAR ENDED MARCH 31, 2004

OPERATIONS:
Net investment income (loss)	$(4,927,065)	$(6,755,394)	$557,427	$107,338
Net realized gain from investment transactions	196,779,926	76,560,135	2,622,670	1,018,839
Net unrealized appreciation /depreciation during the
period on investments	(100,392,491)	651,289,740	(3,947,995)	26,552,336

Net increase (decrease) in net assets resulting from operations	91,460,370	721,094,481	(767,898)	27,678,513

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(1,191,873)	—	(508,381)	(12,570)
Net realized gain from investment transactions	(60,513,785)	(12,901,507)	—	—

Total distributions to shareholders	(61,705,658)	(12,901,507)	(508,381)	(12,570)

CAPITAL SHARE TRANSACTIONS:
Shares sold	539,110,830	751,553,406	21,324,052	26,796,069
Reinvested distributions	59,859,507	12,555,173	496,840	12,473

	598,970,337	764,108,579	21,820,892	26,808,542
Redemptions	(487,766,975)	(453,066,699)	(25,760,075)	(36,016,963)
Redemption fees (Note 4)	20,596	—	140	—

Shares repurchased	(487,746,379)	(453,066,699)	(25,759,935)	(36,016,963)

Net increase (decrease) from capital share transactions	111,223,958	311,041,880	(3,939,043)	(9,208,421)

Total increase (decrease) in net assets	140,978,670	1,019,234,854	(5,215,322)	18,457,522

NET ASSETS:
Beginning of period	1,704,868,750	685,633,896	79,192,327	60,734,805

End of period	$1,845,847,420	$1,704,868,750	$73,977,005	$79,192,327

Undistributed net investment income at end of period	$—	$—	$143,125	$94,079

Fund share transactions:
Shares sold	20,957,242	38,390,923	1,124,245	1,598,662
Reinvested distributions	2,234,471	575,661	25,667	780

	23,191,713	38,966,584	1,149,912	1,599,442
Shares repurchased	(19,355,268)	(22,349,575)	(1,348,481)	(2,125,556)

Net increase (decrease) in fund shares	3,836,445	16,617,009	(198,569)	(526,114)

55

FINANCIAL HIGHLIGHTS

BUFFALO BALANCED FUND

Condensed data for a share of capital	YEARS ENDED MARCH 31,
stock outstanding throughout the year.	2005	2004	2003	2002(1)	2001

Net asset value, beginning of year	$9.38	$7.27	$9.27	$8.97	$9.86

Income from investment operations:
Net investment income	0.29	0.29	0.20	0.33	0.35
Net gains (losses) on securities
(both realized and unrealized)	0.62	2.12	(1.99)	0.23	(0.79)

Total from investment operations	0.91	2.41	(1.79)	0.56	(0.44)

Less dividends from net investment income	(0.31)	(0.30)	(0.21)	(0.26)	(0.45)

Paid-in capital from redemption fees (Note 4)	— (2)	—	—	—	—

Net asset value, end of year	$9.98	$9.38	$7.27	$9.27	$8.97

Total return	9.75%	33.50%	(19.32%)	6.48%	(4.58%)

Ratios/Supplemental Data
Net assets, end of year (in millions)	$143	$77	$18	$23	$28
Ratio of expenses to average net assets	1.03%	1.05%	1.10%	1.08%	1.06%
Ratio of net investment income to average net assets	3.13%	3.47%	2.60%	2.71%	3.72%
Portfolio turnover rate	30%	32%	45%	12%	68%

(1)	As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended March 31, 2002 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and the ratio of net investment income to average net assets per share was unchanged. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2)	Less than $0.01 per share.

See accompanying Notes to Financial Statements.

56

FINANCIAL HIGHLIGHTS

BUFFALO HIGH YIELD FUND

Condensed data for a share of capital	YEARS ENDED MARCH 31,
stock outstanding throughout the year.	2005	2004	2003	2002(1)	2001

Net asset value, beginning of year	$11.24	$9.86	$9.87	$10.24	$10.21

Income from investment operations:
Net investment income	0.42	0.43	0.55	0.73	1.05
Net gains (losses) on securities
(both realized and unrealized)	(0.09)	1.37	0.01	(0.34)	0.02

Total from investment operations	0.33	1.80	0.56	0.39	1.07

Less dividends from net investment income	(0.44)	(0.43)	(0.57)	(0.76)	(1.04)

Paid-in capital from redemption fees (Note 4)	— (2)	0.01	—	—	—

Net asset value, end of year	$11.13	$11.24	$9.86	$9.87	$10.24

Total return	2.96%	18.56%	5.95%	3.95%	11.16%

Ratios/Supplemental Data
Net assets, end of year (in millions)	$305	$324	$143	$70	$42
Ratio of expenses to average net assets	1.02%	1.03%	1.03%	1.04%	1.04%
Ratio of net investment income to average net assets	3.71%	3.89%	6.24%	7.63%	10.30%
Portfolio turnover rate	45%	51%	33%	36%	54%

(1)	As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended March 31, 2002 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and decrease the ratio of net investment income to average net assets from 7.73% to 7.63%. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2)	Less than $0.01 per share.

See accompanying Notes to Financial Statements.

57

FINANCIAL HIGHLIGHTS

BUFFALO LARGE CAP FUND

Condensed data for a share of capital	YEARS ENDED MARCH 31,
stock outstanding throughout the year.	2005	2004	2003	2002	2001

Net asset value, beginning of year	$17.57	$12.57	$18.14	$17.99	$21.91

Income from investment operations:
Net investment income (loss)	0.12	0.01	0.03	(0.03)	0.04
Net gains (losses) on securities
(both realized and unrealized)	0.15	5.02	(5.60)	0.39	(1.98)

Total from investment operations	0.27	5.03	(5.57)	0.36	(1.94)

Less distributions:
Dividends from net investment income	(0.03)	(0.03)	—	(0.01)	(0.03)
Distributions from capital gains	—	—	—	(0.20)	(1.95)

Total distributions	(0.03)	(0.03)	—	(0.21)	(1.98)

Paid-in capital from redemption fees (Note 4)	— (1)	—	—	—	—

Net asset value, end of year	$17.81	$17.57	$12.57	$18.14	$17.99

Total return	1.52%	40.05%	(30.71%)	2.06%	(9.86%)

Ratios/Supplemental Data
Net assets, end of year (in millions)	$56	$58	$36	$54	$43
Ratio of expenses to average net assets	1.05%	1.04%	1.06%	1.06%	1.04%
Ratio of net investment income (loss) to average net assets	0.64%	0.10%	0.21%	(0.17%)	0.17%
Portfolio turnover rate	17%	41%	16%	7%	27%

(1)	Less than $0.01 per share.

See accompanying Notes to Financial Statements.

58

FINANCIAL HIGHLIGHTS

BUFFALO MICRO CAP FUND
FOR THE PERIOD FROM MAY 21, 2004 (COMMENCEMENT OF
Condensed data for a share of capital	OPERATIONS) TO
stock outstanding throughout the year.	MARCH 31, 2005

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	(0.07)
Net gains on securities
(both realized and unrealized)	0.66

Total from investment operations	0.59

Paid-in capital from redemption fees (Note 4)	0.03

Net asset value, end of period	$10.62

Total return*	6.20%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$39
Ratio of expenses to average net assets**	1.58%
Ratio of net investment loss to average net assets**	(1.14%)
Portfolio turnover rate*	28%

*	Not annualized for periods less than one full year

**	Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

59

FINANCIAL HIGHLIGHTS

BUFFALO MID CAP FUND
				FOR THE PERIOD FROM DECEMBER 17, 2001 (COMMENCEMENT OF
Condensed data for a share of capital	YEARS ENDED MARCH 31,			OPERATIONS) TO
stock outstanding throughout the year.	2005	2004	2003	MARCH 31, 2002

Net asset value, beginning of period	$12.43	$7.54	$10.12	$10.00

Income from investment operations:
Net investment loss	(0.04)	(0.04)	(0.04)	(0.01)
Net gains (losses) on securities
(both realized and unrealized)	0.31	4.93	(2.54)	0.13

Total from investment operations	0.27	4.89	(2.58)	0.12

Less distributions from capital gains	(0.16)	—	—	—

Paid-in capital from redemption fees (Note 4)	— (1)	—	—	—

Net asset value, end of period	$12.54	$12.43	$7.54	$10.12

Total return*	2.15%	64.85%	(25.49%)	1.20%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$171	$112	$39	$32
Ratio of expenses to average net assets**	1.03%	1.03%	1.10%	1.16%
Ratio of net investment loss to average net assets**	(0.39%)	(0.48%)	(0.59%)	(0.71%)
Portfolio turnover rate*	21%	24%	8%	3%

*	Not annualized for periods less than one full year

**	Annualized for periods less than one full year

(1)	Less than $0.01 per share.

See accompanying Notes to Financial Statements.

60

FINANCIAL HIGHLIGHTS

BUFFALO SCIENCE & TECHNOLOGY FUND
				FOR THE PERIOD FROM APRIL 16, 2001 (COMMENCEMENT OF
Condensed data for a share of capital	YEARS ENDED MARCH 31,			OPERATIONS) TO
stock outstanding throughout the year.	2005	2004	2003	MARCH 31, 2002

Net asset value, beginning of period	$11.04	$6.01	$10.18	$10.00

Income from investment operations:
Net investment loss	(0.02)	(0.04)	(0.05)	(0.05)
Net gains (losses) on securities
(both realized and unrealized)	(0.29)	5.07	(4.12)	0.23

Total from investment operations	(0.31)	5.03	(4.17)	0.18

Paid-in capital from redemption fees (Note 4)	— (1)	—	—	—

Net asset value, end of period	$10.73	$11.04	$6.01	$10.18

Total return*	(2.81%)	83.69%	(40.96%)	1.80%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$63	$35	$15	$19
Ratio of expenses to average net assets**	1.05%	1.03%	1.23%	1.17%
Ratio of net investment loss to average net assets**	(0.24%)	(0.55%)	(0.73%)	(0.77%)
Portfolio turnover rate*	25%	38%	26%	4%

*	Not annualized for periods less than one full year

**	Annualized for periods less than one full year

(1)	Less than $0.01 per share.

See accompanying Notes to Financial Statements.

61

FINANCIAL HIGHLIGHTS

BUFFALO SMALL CAP FUND

Condensed data for a share of capital	YEARS ENDED MARCH 31,
stock outstanding throughout the year.	2005	2004	2003	2002	2001

Net asset value, beginning of year	$25.70	$13.79	$21.08	$14.97	$15.38

Income from investment operations:
Net investment loss	(0.07)	(0.10)	(0.10)	(0.03)	(0.01)
Net gains (losses) on securities
(both realized and unrealized)	1.56	12.21	(7.16)	6.17	1.27

Total from investment operations	1.49	12.11	(7.26)	6.14	1.26

Less distributions:
Dividends from net investment income	(0.02)	—	—	—	—
Distributions from capital gains	(0.87)	(0.20)	(0.03)	(0.03)	(1.67)

Total distributions	(0.89)	(0.20)	(0.03)	(0.03)	(1.67)

Paid-in capital from redemption fees (Note 4)	— (1)	—	—	—	—

Net asset value, end of year	$26.30	$25.70	$13.79	$21.08	$14.97

Total return	5.75%	88.07%	(34.49%)	41.04%	8.95%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$1,846	$1,705	$686	$1,285	$53
Ratio of expenses to average net assets	1.01%	1.01%	1.02%	1.01%	1.04%
Ratio of net investment loss to average net assets	(0.28%)	(0.53%)	(0.55%)	(0.44%)	(0.12%)
Portfolio turnover rate	35%	22%	24%	6%	31%

(1)	Less than $0.01 per share.

See accompanying Notes to Financial Statements.

62

FINANCIAL HIGHLIGHTS

BUFFALO USA GLOBAL FUND

Condensed data for a share of capital	YEARS ENDED MARCH 31,
stock outstanding throughout the year.	2005	2004	2003	2002	2001

Net asset value, beginning of year	$19.18	$13.04	$18.84	$17.48	$25.01

Income from investment operations:
Net investment income (loss)	0.12	0.02	(0.01)	(0.06)	(0.01)
Net gains (losses) on securities
(both realized and unrealized)	(0.37)	6.12	(5.79)	1.42	(4.67)

Total from investment operations	(0.25)	6.14	(5.80)	1.36	(4.68)

Less distributions:
Dividends from net investment income	(0.11)	—	—	—	—
Distributions from capital gains	—	—	—	—	(2.85)

Total distributions	(0.11)	—	—	—	(2.85)

Paid-in capital from redemption fees (Note 4)	— (1)	—	—	—	—

Net asset value, end of year	$18.82	$19.18	$13.04	$18.84	$17.48

Total return	(1.30%)	47.11%	(30.79%)	7.78%	(19.80%)

Ratios/Supplemental Data
Net assets, end of year (in millions)	$74	$79	$61	$73	$49
Ratio of expenses to average net assets	1.04%	1.03%	1.04%	1.05%	1.03%
Ratio of net investment income (loss) to average net assets	0.67%	0.14%	(0.10%)	(0.39%)	(0.05%)
Portfolio turnover rate	33%	21%	7%	6%	17%

(1)	Less than $0.01 per share.

See accompanying Notes to Financial Statements.

63

NOTES TO FINANCIAL
STATEMENTS

March 31, 2005

1. SIGNIFICANT ACCOUNTING POLICIES:

The Buffalo Balanced Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo Funds (comprised of the Buffalo Micro Cap Fund, Buffalo Mid Cap Fund and Buffalo Science & Technology Fund), Buffalo Small Cap Fund, Inc. and Buffalo USA Global Fund, Inc. (the “Funds”) are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The shares of the Buffalo Funds are issued in multiple series, with each series, in effect, representing a separate Fund. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

A. INVESTMENT VALUATION — Corporate stocks and bonds traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and asked price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”).

Securities not currently traded or those securities with a price deemed to be unsatisfactory are valued at fair value as determined in good faith under procedures approved by the Boards of Directors. If events occur that will affect the value of a Fund’s portfolio securities before the NAV has been calculated, the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to a Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of March 31, 2005, the Buffalo Balanced Fund and Buffalo High Yield Fund held fair valued securities with market values of $140,691 and $203,952, respectively or 0.10% and 0.07% of total net assets, respectively.

Securities with maturities of 60 days or less when acquired or subsequently within 60 days of maturity are valued at amortized cost, which approximates market value.

B. FEDERAL INCOME TAXES — Each Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

C. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME — Investment transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis. All discounts/premiums are accreted/amortized for financial reporting purposes and are included in interest income.

D. DISTRIBUTIONS TO SHAREHOLDERS — Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for premium amortization on debt securities and deferral of post October and wash sale losses.

E. USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

F. INDEMNIFICATIONS — Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

64

2. FEDERAL TAX MATTERS:

The tax character of distributions paid during the years ended March 31, 2005 and 2004 were as follows:

	YEAR ENDED MARCH 31, 2005			YEAR ENDED MARCH 31, 2004

	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL

Buffalo Balanced Fund	$3,923,730	$—	$—	$1,472,676	$—	$—
Buffalo High Yield Fund	12,618,871	—	—	8,970,699	—	—
Buffalo Large Cap Fund	88,195	—	—	87,501	—	—
Buffalo Micro Cap Fund(1)	—	—	—	N/A	N/A	N/A
Buffalo Mid Cap Fund	720,305	1,339,808	—	—	22,700	—
Buffalo Science & Technology Fund	—	—	—	—	—	—
Buffalo Small Cap Fund	33,687,874	39,992,904	—	—	15,401,507	—
Buffalo USA Global Fund	508,381	—	—	12,570	—	—

(1)	Commenced operations on May 21, 2004.

Total distributions paid differ from the Statements of Changes in Net Assets due primarily to the use of equalization debits and the recharacterization of short-term capital gain distributions to ordinary distributions for tax purposes.

On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	ACCUMULATED NET REALIZED GAIN (LOSS)	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	PAID IN CAPITAL

Buffalo Balanced Fund	$(220,904)	$145,624	$75,280
Buffalo High Yield Fund	(863,814)	798,563	65,251
Buffalo Micro Cap Fund	(252,123)	252,123	—
Buffalo Mid Cap Fund	(717,725)	577,833	139,892
Buffalo Science & Technology Fund	—	130,280	(130,280)
Buffalo Small Cap Fund	(18,094,058)	6,118,938	11,975,120

The permanent differences primarily relate to net operating losses and sales of securities with differing book and tax methods of amortization.

As of March 31, 2005, the components of accumulated earnings (losses) on a tax basis were as follows:

	BUFFALO BALANCED FUND	BUFFALO HIGH YIELD FUND	BUFFALO LARGE CAP FUND	BUFFALO MICRO CAP FUND

Cost of investments(a)	$130,255,095	$293,108,543	$50,911,654	$38,591,145

Gross unrealized appreciation	17,095,866	15,464,876	9,918,870	4,374,699
Gross unrealized depreciation	(5,215,902)	(8,915,466)	(4,569,499)	(3,229,111)

Net unrealized appreciation	$11,879,964	$6,549,410	$5,349,371	$1,145,588

Undistributed ordinary income	68,504	1,786,196	319,568	220,651
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	$68,504	$1,786,196	$319,568	$220,651

Other accumulated gains (losses)	(6,730,968)	(114,829)	(3,269,323)	—

Total accumulated earnings (losses)	$5,217,500	$8,220,777	$2,399,616	$1,366,239

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes.

65

	BUFFALO MID CAP FUND	BUFFALO SCIENCE & TECHNOLOGY FUND	BUFFALO SMALL CAP FUND	BUFFALO USA GLOBAL FUND

Cost of investments(a)	$149,758,967	$58,397,947	$1,516,521,388	63,991,152

Gross unrealized appreciation	26,275,653	8,660,620	435,395,870	14,546,471
Gross unrealized depreciation	(6,618,471)	(4,278,339)	(115,919,237)	(4,335,961)

Net unrealized appreciation	$19,657,182	$4,382,281	$319,476,633	$10,210,510

Undistributed ordinary income	1,297,834	—	11,390,003	143,125
Undistributed long-term capital gain	169,317	—	123,577,072	—

Total distributable earnings	$1,467,151	$—	$134,967,075	$143,125

Other accumulated gains (losses)	—	(400,113)	—	(1,159,517)

Total accumulated earnings (losses)	$21,124,333	$3,982,168	$454,443,708	$9,194,118

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes.

As of March 31, 2005, the accumulated net realized loss on sales of investments and losses deferred for federal income tax purposes which are available to offset future taxable gains are as follows:

	CAPITAL LOSS CARRYOVER	EXPIRES

Buffalo Balanced Fund	$2,546,950	2007
	2,192,010	2009
	226,010	2011
	601,388	2012
	29,360	2013
Buffalo High Yield Fund	114,829	2011
Buffalo Large Cap Fund	2,259,380	2011
	1,009,943	2012
Buffalo Science & Technology Fund	400,113	2011
Buffalo USA Global Fund	1,159,517	2011

The Buffalo Balanced Fund incurred a loss for tax purposes from November 1, 2004 to March 31, 2005 in the amount of $1,135,250. As permitted by tax regulations, the Fund elected to defer and treat this loss as arising in the fiscal year ended March 31, 2006.

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For the fiscal year ended March 31, 2005, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income were as follows (unaudited):

Buffalo Balanced Fund	42%
Buffalo High Yield Fund	9%
Buffalo Large Cap Fund	100%
Buffalo Mid Cap Fund	39%
Buffalo Small Cap Fund	25%
Buffalo USA Global Fund	100%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2005 were as follows (unaudited):

Buffalo Balanced Fund	39%
Buffalo High Yield Fund	7%
Buffalo Large Cap Fund	100%
Buffalo Mid Cap Fund	30%
Buffalo Small Cap Fund	22%
Buffalo USA Global Fund	100%

3. TRANSACTIONS WITH AFFILIATES:

Management fees are paid to Kornitzer Capital Management, Inc. at the rate of 1.00% per annum of the average daily net asset values of the Funds, except for the Buffalo Micro Cap Fund, which has a management fee rate of 1.45%. The management fees are for services, which include administration and all other operating expenses of the Funds, except the cost of acquiring and disposing of portfolio securities, taxes, if any, imposed directly on the Funds and its shares, insurance, certain director expenses and the cost of qualifying the Funds’ shares for sale in any jurisdiction. Certain officers and a director of the Funds are also officers and/or directors of Kornitzer Capital Management, Inc.

A director of the Funds is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds.

4. REDEMPTION FEE:

Shares of the Buffalo Balanced Fund, Buffalo Large Cap Fund, Buffalo Mid Cap Fund, Buffalo Science & Technology Fund and Buffalo USA Global Fund sold or exchanged within 60 days of their purchase and shares of the Buffalo High Yield Fund, Buffalo Micro Cap Fund and Buffalo Small Cap Fund sold or exchanged within 180 days of their purchase are subject to a redemption fee of 2.00% of the value of the shares sold or exchanged. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The redemption fee is retained by the Funds and will help pay transaction and tax costs that long-term investors may bear when the Funds realize capital gains as a result of selling securities to meet investor redemptions.

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5. INVESTMENT TRANSACTIONS:

The aggregate purchases and sales of securities, excluding short-term investments and U.S. government securities, for the Funds for the year ended March 31, 2005, were as follows:

	BUFFALO BALANCED FUND	BUFFALO HIGH YIELD FUND	BUFFALO LARGE CAP FUND	BUFFALO MICRO CAP FUND(1)	BUFFALO MID CAP FUND	BUFFALO SCIENCE & TECHNOLOGY FUND	BUFFALO SMALL CAP FUND	BUFFALO USA GLOBAL FUND

Purchases	$71,689,074	$129,824,282	$13,966,752	$38,520,813	$80,854,827	$41,980,911	$681,036,797	$26,296,683
Proceeds from Sales	$29,857,028	$ 95,555,262	$ 9,213,394	$ 5,476,985	$27,935,435	$12,975,421	$585,005,218	$28,000,132

(1)	Commenced operations on May 21, 2004.

Purchases and proceeds from sales of long-term U.S. government securities for the Buffalo High Yield Fund were $0 and $1,500,000, respectively.

There were no purchases or sales of long-term U.S. government securities for any other Funds during the year ended March 31, 2005.

6. OTHER AFFILIATES:*

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in the Buffalo Small Cap Fund as of March 31, 2005 amounted to $18,297,910 representing 0.99% of net assets. There were no affiliated companies held in any of the other Funds. Transactions in the Buffalo Small Cap Fund during the year ended March 31, 2005 in which the issuer was an “affiliated person” are as follows:

	AMERISTAR CASINOS, INC.**	J. JILL GROUP INC.	ULTIMATE ELECTRONICS, INC.**	WMS INDUSTRIES INC.**	TOTAL

March 31, 2004
Balance
Shares	1,400,493	1,253,040	870,050	1,538,250	5,061,833
Cost	$29,331,370	$19,167,093	$20,746,361	$33,642,625	$102,887,449
Gross Additions
Shares	—	76,750	—	—	76,750
Cost	$—	$1,126,907	$—	$—	$1,126,907
Gross Reductions
Shares	62,000	—	307,300	—	369,300
Cost	$1,656,981	$—	$8,612,232	$—	$10,2698,213
March 31, 2005
Balance
Shares	—	1,329,790	—	—	1,329,790
Cost	$—	$20,294,000	$—	$—	$20,294,000

Realized gain (loss)	$826,129	$—	$(7,338,380)	$—	$(6,512,251)

Investment income	$525,185	$—	$—	$—	$525,185

*	As a result of the Buffalo Small Cap Fund’s beneficial ownership of the common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributor, Advisor, Funds or any other client of the Advisor.

**	Security was considered affiliated due to the Fund’s beneficial ownership representing more than 5% of the outstanding securities during the year ended March 31, 2005, but not at March 31, 2005.

Note: Schedule may not roll forward as schedule only reflects activity during time the Fund was deemed an affiliate (held more than 5% of stock’s outstanding securities).

This report has been prepared for the information of the shareholders of the Funds, and is not to be construed as an offering of the shares of the Funds. Shares of the Funds are offered only by the Prospectus, a copy of which may be obtained from Buffalo Funds c/o U.S. Bancorp Fund Services, LLC, 1-800-49-BUFFALO or at www.buffalofunds.com.

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REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

The Boards of Directors and Shareholders of Buffalo Balanced Fund, Inc.
Buffalo High Yield Fund, Inc.
Buffalo Large Cap Fund, Inc.
Buffalo Funds
Buffalo Small Cap Fund, Inc.
Buffalo USA Global Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Buffalo Balanced Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo Funds (comprised of the Buffalo Micro Cap Fund, Buffalo Mid Cap Fund and Buffalo Science & Technology Fund), Buffalo Small Cap Fund, Inc. and Buffalo USA Global Fund, Inc. (the Funds) as of March 31, 2005, and the related statements of operations, statements of changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds referred to above at March 31, 2005, the results of its operations, changes in their net assets and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Kansas City, Missouri
April 27, 2005

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NOTICE TO
SHAREHOLDERS

Directors and Officers of the Funds (unaudited)

The management and affairs for the Funds are supervised by the Directors under the laws of the particular Fund’s state of registration. The Directors and executive officers of the Funds and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period.

NAME, AGE AND ADDRESS	POSITION(S) HELD WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN COMPLEX OVERSEEN BY DIRECTOR/TRUSTEE	OTHER DIRECTORSHIPS HELD BY DIRECTOR/TRUSTEE

INTERESTED DIRECTORS

(1)Kent W. Gasaway (44) 5420 West 61st Place Shawnee Mission, KS 66205	Director President and Treasurer	Indefinite term and served since inception. One year term and served since May 2003.	Senior Vice President, Kornitzer Capital Management, Inc. (management company).	Eight	None

(1)Joseph C. Neuberger (41) 615 E. Michigan Street Milwaukee, WI 53202	Director Chairman	Indefinite term and served since inception. One year term and served since May 2003.	Senior Vice President, U.S. Bancorp Fund Services, LLC (1994 - present).	Eight	Trustee, MUTUALS.com (an open-end investment company with four portfolios); Trustee, Trust for Professional Managers (an open-end investment company with one portfolio)
NON-INTERESTED DIRECTORS

Thomas S. Case (63) 515 Piney Creek Road Reno, NV 89511	Director	Indefinite term and served since inception.	Retired.	Eight	None

Gene M. Betts (52) Sprint Corporation 6200 Sprint Parkway Overland Park, KS 66251	Director	Indefinite term and served since February 2001.	Senior Vice President and Treasurer, Sprint Corp. (telecommunications company).	Eight	None

J. Gary Gradinger (59) Golden Star Inc. 400 East 10th Avenue North Kansas City, MO	Director	Indefinite term and served since February 2001.	Chairman, President and Chief Executive Officer, Golden Star Inc. (manufacturer of textile cleaning products).	Eight	None

Philip J. Kennedy (57) Department of Business Administration Penn State Shenango 147 Shenango Avenue Sharon, PA 16146	Director	Indefinite term and served since May 1995.	Internship Coordinator and Instructor for the Department of Business Administration for Penn State Shenango. Associate Professor and Chair of Accounting, Business Administration and Entrepreneurship, Benedictine College; formerly Associate Professor, Slippery Rock University; Director Great Plains Trust Company.	Eight	None
OFFICERS OF THE FUNDS

Katharine A. Barry (30) 615 E. Michigan Street Milwaukee, WI 53202	Vice President	One year term and served since May 2003.	Assistant Vice President, U.S. Bancorp Fund Services, LLC since 1998.	N/A	N/A

Chad E. Fickett (30) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	One year term and served since November 2003.	Assistant Vice President, U.S. Bancorp Fund Services, LLC since July 2000.	N/A	N/A

(1)	Each of these Directors may be deemed to be an “interested person” of the Funds as that term is defined in the Investment Company Act of 1940, as amended. Messrs. Neuberger and Gasaway are interested Directors due to their employment by U.S. Bancorp Fund Services, LLC and Kornitzer Capital Management, Inc., respectively. U.S. Bancorp Fund Services, LLC is the Funds’ Registered Transfer Agent. Kornitzer Capital Management, Inc. is the Funds’ Advisor.

The Statement of Additional Information (“SAI”) includes additional information about the Fund Directors and is available upon request without charge by calling 1-800-49-BUFFALO, or writing Buffalo Funds c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 (05/04).

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A NOTE ON FORWARD-LOOKING STATEMENTS

Except for historical information contained in this annual report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser and/or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on these reports include the accuracy of the adviser’s or portfolio manger’s forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Buffalo Funds have adopted proxy voting polices and procedures that delegate to Kornitzer Capital Management, Inc., the Funds’ investment adviser, the authority to vote proxies. A description of the Buffalo Funds proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-800-49-BUFFALO. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the twelve month period June 30, 2004 (as filed with the SEC on Form N-PX) are available without charge, upon request, by calling the Funds toll free at 1-800-49-BUFFALO or by accessing the SEC’s website at http://www.sec.gov.

The Funds file complete schedules of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. Form N-Q is available without charge, upon request by calling 1-888-825-2100 or by accessing the SEC’s website at http://www.sec.gov.

APPROVAL OF INVESTMENT
ADVISORY CONTRACTS

The Buffalo Funds Board has renewed the Investment Management Agreement with Kornitzer Capital Management, Inc. (“KCM”) for each of the Funds. After evaluating the services provided by KCM and reviewing the performance and relevant expenses of the Funds, the Board concluded that it was in the best interests of the Funds and their shareholders to retain KCM for an additional year.

The Board’s evaluation of the investment advisory arrangements included a review of historical investment performance information of the Funds, fee and expense information of the Funds, and information regarding the nature and quality of the management and advisory services provided by KCM, the qualifications and the performance of the investment and management personnel who service the Funds. The independent Board members met in executive session with counsel to discuss their fiduciary duties and the relevant factors they should consider during their evaluation.

The Board was satisfied that the peer group and indices comparisons were relevant and that the performance record demonstrated that the Funds continued to receive high quality advisory services. The Board was satisfied with the long-term investment performance of the Funds. The Directors were also satisfied with the qualifications, expertise and overall performance of the Funds’ portfolio management team as well as the Funds’ management team responsible for Fund operations and compliance. The Board noted the following additional benefits to the Funds of renewing the Agreements: the commitment of the manager to enhancing distribution; the experience of KCM in managing funds; and the use of the Kornitzer name. Based on these considerations, the Board determined that KCM has provided and would be able to continue to provide services of a quality and nature that is satisfactory to the Board.

Regarding the costs of the services to be provided and profits to be realized by the manager and its affiliates from the relationship with the Funds, the Directors considered the size of the Funds and the information provided by KCM stating that it was not yet experiencing economies of scale that can be passed on the shareholders in the form of breakpoints. The Board compared the advisory fees and the overall expense ratios of each of the Funds to those of similar funds and determined that the fee and expense levels were competitive and therefore reasonable.

In voting unanimously to approve the renewal of each Agreement, the Board considered all relevant factors and each factor on a Fund by Fund basis. The Board did not identify any single factor as being of paramount importance and each Director gave varying weights to each factor according to his own judgment. The Directors determined that they had received adequate information and were able to conclude that the continuation of the Agreements would be in the best interests of the Funds and their shareholders.

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BUFFALO FUNDS

Balanced Fund High Yield Fund Large Cap Fund Micro Cap Fund Mid Cap Fund Science & Technology Fund Small Cap Fund USA Global Fund

1-800-49-BUFFALO (1-800-492-8332) www.buffalofunds.com

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that it has at least one audit committee financial expert serving on its audit committee. The names of the audit committee financial experts are Gene M. Betts and Philip J. Kennedy. Messrs. Betts and Kennedy are "independent" as defined in Item 3(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant were as follows:

	FYE 03/31/2005	FYE 03/31/2004

Audit Fees	$12,125	$12,157
Audit-Related Fees	$400	$429
Tax Fees	$1,788	$1,721
All Other Fees	$0	$0

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings, including registration statements. Audit-related fees refer to the reading and commenting on the registrant’s semi-annual reports. Tax fees include amounts related to tax compliance, tax planning, and tax advice, including specifically tax return preparation and excise tax distribution calculation services.

(e) (1) The registrant’s audit committee charter requires pre-approval in advance of audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

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(2) None of the services described in (a) – (d) above were approved by the audit committee specifically pursuant to paragraph (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees are for audit-related and tax services rendered to the registrant. As disclosed above, the amount of fees for such services was $2,188 and $2,150 for the 2005 and 2004 fiscal years, respectively.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer has reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on his review, the Principal Executive Officer and Principal Financial Officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the registrant and by the registrant’s service providers.

2

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Registrant’s code of ethics or amendment thereto, that are subject of the disclosure required by Item 2, is filed herewith.

(2) Certifications pursuant to Section 302(a) of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3) Not applicable.

(b)	Certifications required pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Buffalo Large Cap Fund, Inc.

By (Signature and Title)	/s/ Kent W. Gasaway Kent W. Gasaway, President and Treasurer

Date	6/8/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kent W. Gasaway Kent W. Gasaway, President and Treasurer

Date	6/8/05

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